UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—October 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Global Credit Bond Fund Investor Shares - VGCIX

Vanguard Global Credit Bond Fund Admiral™ Shares - VGCAX

Vanguard Global Credit Bond Fund
Investor Shares (VGCIX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Global Credit Bond Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$37	0.35%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Credit Index hedged in U.S. dollars.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates.
  The Fund’s outperformance was driven by a number of factors, including an overweight to credit and tactical plays in emerging markets bonds. Issuer selection, primarily among corporate and emerging markets bonds, added value, as did selective investments in the supranational and agency sectors.
  Since the Fund’s inception on November 15, 2018, its annualized return has outpaced that of its benchmark.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 15, 2018, Through October 31, 2024
Initial Investment of $ 10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/15/2018)
Investor Shares	12.76%	1.56%	3.48%
Bloomberg Global Aggregate Credit Index Hedged in U.S. Dollars	11.97%	0.64%	2.60%
Bloomberg Global Aggregate Float Adjusted Index in U.S Dollars	10.02%	-1.22%	0.52%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$603
Number of Portfolio Holdings	1,592
Portfolio Turnover Rate	157%
Total Investment Advisory Fees (in thousands)	$90
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	0.6%
Asia	3.4%
Europe	37.9%
North America	46.6%
Oceania	4.7%
South America	1.7%
Other Assets and Liabilities—Net	5.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR2025

Vanguard Global Credit Bond Fund
Admiral™ Shares (VGCAX)
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Global Credit Bond Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$27	0.25%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2024, the Fund outperformed its benchmark, the Bloomberg Global Aggregate Credit Index hedged in U.S. dollars.
  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates.
  The Fund’s outperformance was driven by a number of factors, including an overweight to credit and tactical plays in emerging markets bonds. Issuer selection, primarily among corporate and emerging markets bonds, added value, as did selective investments in the supranational and agency sectors.
  Since the Fund’s inception on November 15, 2018, its annualized return has outpaced that of its benchmark.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 15, 2018, Through October 31, 2024
Initial Investment of $ 50,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/15/2018)
Admiral Shares	12.88%	1.67%	3.59%
Bloomberg Global Aggregate Credit Index Hedged in U.S. Dollars	11.97%	0.64%	2.60%
Bloomberg Global Aggregate Float Adjusted Index in U.S Dollars	10.02%	-1.22%	0.52%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of October 31, 2024)
Fund Net Assets (in millions)	$603
Number of Portfolio Holdings	1,592
Portfolio Turnover Rate	157%
Total Investment Advisory Fees (in thousands)	$90
Portfolio Composition % of Net Assets (as of October 31, 2024)
Africa	0.6%
Asia	3.4%
Europe	37.9%
North America	46.6%
Oceania	4.7%
South America	1.7%
Other Assets and Liabilities—Net	5.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR525

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
(a) Audit Fees.	$235,000	$231,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$235,000	$231,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,517,669	$3,295,934
Tax Fees.	$1,916,879	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$3,702,548	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2024
Vanguard Global Credit Bond Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	43
Tax information	44

Global Credit Bond Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (2.8%)
	United States Treasury Note/Bond	0.750%	1/31/28	1,000	898
	United States Treasury Note/Bond	2.500%	2/15/45	1,000	720
[1]	United States Treasury Note/Bond	2.625%	5/31/27	2,500	2,408
	United States Treasury Note/Bond	2.750%	7/31/27	2,000	1,928
[1]	United States Treasury Note/Bond	3.000%	5/15/45–11/15/45	2,000	1,567
[1]	United States Treasury Note/Bond	3.125%	8/15/44	1,000	805
[2]	United States Treasury Note/Bond	3.375%	9/15/27	1,000	980
[1]	United States Treasury Note/Bond	3.625%	8/15/43–2/15/44	2,000	1,752
	United States Treasury Note/Bond	3.750%	8/15/27	1,000	990
[3]	United States Treasury Note/Bond	4.125%	8/15/44	1,000	939
	United States Treasury Note/Bond	4.250%	6/30/31	1,000	1,001
[2]	United States Treasury Note/Bond	4.500%	5/15/27	2,500	2,521
Total U.S. Government and Agency Obligations (Cost $16,726)					16,509
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United States (0.0%)
[4]	CD Mortgage Trust Series 2018-CD7	4.842%	8/15/51	50	45
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	98
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $148)					143
Corporate Bonds (74.9%)
Australia (4.7%)
[4,6]	AGI Finance Pty Ltd.	6.109%	6/28/30	2,560	1,725
[4,6]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	2,000	1,216
[4,6]	Aurizon Network Pty Ltd.	2.900%	9/2/30	2,000	1,125
[4,6]	Aurizon Network Pty Ltd.	6.100%	9/12/31	890	592
[4,6]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	2,150	1,317
[4,6]	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	2,370	1,373
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	540
[5]	Australia & New Zealand Banking Group Ltd.	5.204%	9/30/35	270	263
[4,6,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	6.343%	1/16/34	1,625	1,088
[4,6]	Australian Gas Networks Ltd.	2.149%	4/28/28	400	237
[4,6]	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	470	257
[5]	Glencore Finance Canada Ltd.	5.550%	10/25/42	35	34
[5]	Glencore Funding LLC	6.125%	10/6/28	120	125
[5]	Glencore Funding LLC	5.700%	5/8/33	58	59
[4,6]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	3,330	2,078
[5]	Macquarie Bank Ltd.	3.624%	6/3/30	80	73
[6]	Macquarie Bank Ltd.	5.953%	3/1/34	3,000	1,994
[6,7]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	6.347%	3/1/34	2,870	1,910
[5]	Macquarie Group Ltd.	4.098%	6/21/28	330	323
[4,6]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	760	451
[4,6]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	1,190	772
[4,6]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	1,500	881
[4,6]	Perth Airport Pty Ltd.	5.600%	3/5/31	810	533
[4,6]	Qantas Airways Ltd.	2.950%	11/27/29	1,130	652
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	250	247
[4,6]	Stockland Trust	2.300%	3/24/28	800	475
[4,6]	Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/34	1,500	990
[4,6]	Victoria Power Networks Finance Pty Ltd.	5.057%	3/14/29	1,500	978
[4,6]	WestConnex Finance Co. Pty Ltd.	6.150%	10/9/30	3,380	2,286
[4]	Westpac Banking Corp.	2.894%	2/4/30	500	496
	Westpac Banking Corp.	2.963%	11/16/40	75	55
[4,6,7]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.000%	5.404%	1/15/29	3,200	2,123
[4,6]	Woolworths Group Ltd.	1.850%	11/15/27	2,070	1,247
					28,515
Austria (0.2%)
[4,8]	Raiffeisen Bank International AG	4.625%	8/21/29	200	223
[4,8]	Raiffeisen Bank International AG	4.500%	5/31/30	1,100	1,229
					1,452

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Belgium (1.4%)
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	222
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	23
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	468	425
[4,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,700	1,724
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	2,000	2,009
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	240	256
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	249
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	219	198
[4,8]	Argenta Spaarbank NV	1.000%	1/29/27	1,000	1,037
[8]	Crelan SA	5.250%	1/23/32	2,100	2,439
					8,582
Brazil (0.2%)
[4]	Braskem Netherlands Finance BV	4.500%	1/31/30	200	174
[5]	Braskem Netherlands Finance BV	8.000%	10/15/34	740	738
[5]	Embraer Netherlands Finance BV	7.000%	7/28/30	200	212
					1,124
Canada (1.4%)
[5]	1011778 BC ULC	3.875%	1/15/28	38	36
[5]	1011778 BC ULC	6.125%	6/15/29	5	5
[5]	1011778 BC ULC	5.625%	9/15/29	3	3
[5]	Air Canada	3.875%	8/15/26	20	19
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	4	4
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	4	3
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	4	3
[5]	Bombardier Inc.	7.250%	7/1/31	5	5
[5]	Bombardier Inc.	7.000%	6/1/32	5	5
	Canadian National Railway Co.	4.400%	8/5/52	230	201
	Canadian Natural Resources Ltd.	2.950%	7/15/30	125	112
	Canadian Natural Resources Ltd.	6.250%	3/15/38	140	145
	Canadian Pacific Railway Co.	4.800%	8/1/45	60	55
	Cenovus Energy Inc.	6.750%	11/15/39	15	16
	Cenovus Energy Inc.	5.400%	6/15/47	30	28
	Enbridge Inc.	6.000%	11/15/28	300	313
	Enbridge Inc.	5.300%	4/5/29	115	117
	Enbridge Inc.	3.125%	11/15/29	42	39
	Enbridge Inc.	6.200%	11/15/30	229	243
	Enbridge Inc.	6.700%	11/15/53	140	157
	Enbridge Inc.	5.950%	4/5/54	835	852
[5]	Garda World Security Corp.	8.250%	8/1/32	14	14
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	35	35
[5]	NOVA Chemicals Corp.	9.000%	2/15/30	41	44
	Nutrien Ltd.	4.200%	4/1/29	125	122
	Nutrien Ltd.	5.400%	6/21/34	498	500
	Nutrien Ltd.	4.125%	3/15/35	70	63
	Nutrien Ltd.	5.800%	3/27/53	90	92
[5]	Ontario Gaming GTA LP	8.000%	8/1/30	5	5
	Rogers Communications Inc.	3.200%	3/15/27	320	309
	Rogers Communications Inc.	5.000%	2/15/29	540	540
	Rogers Communications Inc.	3.800%	3/15/32	40	37
	Rogers Communications Inc.	5.300%	2/15/34	280	278
	Rogers Communications Inc.	4.550%	3/15/52	138	114
[4]	Royal Bank of Canada	4.969%	8/2/30	770	772
[4]	Royal Bank of Canada	4.650%	10/18/30	600	594
[5]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	10	10
[5]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	5	5
	Suncor Energy Inc.	3.750%	3/4/51	40	29
	TELUS Corp.	3.700%	9/15/27	360	349
	TELUS Corp.	4.300%	6/15/49	89	71
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,405	1,377
	TransCanada PipeLines Ltd.	4.100%	4/15/30	520	497
	TransCanada PipeLines Ltd.	6.200%	10/15/37	80	84
					8,302
China (0.1%)
	NXP BV	5.000%	1/15/33	310	305
Czech Republic (0.2%)
[4,8]	EPH Financing International A/S	6.651%	11/13/28	1,000	1,168

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Denmark (0.0%)
[5]	Danske Bank A/S	5.427%	3/1/28	200	202
Finland (0.0%)
[5]	Amer Sports Co.	6.750%	2/16/31	5	5
France (3.0%)
[4,8]	Ayvens SA	4.875%	10/6/28	500	571
[8]	Ayvens SA	4.000%	1/24/31	2,300	2,543
[5]	BNP Paribas SA	5.497%	5/20/30	300	304
[5]	BNP Paribas SA	5.738%	2/20/35	150	152
[9]	BPCE SA	2.500%	11/30/32	4,400	5,127
[5]	BPCE SA	5.936%	5/30/35	50	51
[8]	Credit Agricole Assurances SA	1.500%	10/6/31	200	185
[8]	Credit Agricole Assurances SA	2.625%	1/29/48	800	837
[5]	Credit Agricole SA	4.631%	9/11/28	250	248
[4,8]	Engie SA	3.875%	1/6/31	200	223
[4,8]	Engie SA	4.000%	1/11/35	1,500	1,676
[4,8]	Engie SA	4.250%	1/11/43	300	332
[8]	Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	800	730
[8]	Groupe des Assurances du Credit Mutuel SADIR	5.000%	10/30/44	500	557
[4,8]	RCI Banque SA	4.875%	9/21/28	2,700	3,077
[5]	SNF Group SACA	3.125%	3/15/27	10	10
[5]	SNF Group SACA	3.375%	3/15/30	22	20
[5]	Societe Generale SA	2.797%	1/19/28	540	511
[5]	Societe Generale SA	3.000%	1/22/30	155	138
[5]	Societe Generale SA	4.027%	1/21/43	80	56
	TotalEnergies Capital SA	5.275%	9/10/54	225	216
[4,8]	TotalEnergies SE	2.000%	Perpetual	300	313
[4,8]	Unibail-Rodamco-Westfield SE	2.000%	4/28/36	200	180
					18,057
Germany (3.8%)
[4,8]	Allianz SE	4.597%	9/7/38	500	562
[4,8]	Aroundtown SA	0.000%	7/16/26	300	308
[4,8]	Aroundtown SA	1.450%	7/9/28	1,300	1,301
[4,8]	Aroundtown SA	4.800%	7/16/29	1,000	1,113
[4,9]	Aroundtown SA	3.625%	4/10/31	100	108
[8]	Bayer AG	0.625%	7/12/31	600	532
	Deutsche Bank AG	7.146%	7/13/27	100	103
	Deutsche Bank AG	5.706%	2/8/28	220	222
	Deutsche Bank AG	6.720%	1/18/29	200	208
	Deutsche Bank AG	6.819%	11/20/29	210	221
[4,8]	Deutsche Bank AG	5.625%	5/19/31	3,800	4,219
[4,8]	Deutsche Bank AG	4.000%	6/24/32	2,100	2,278
	Deutsche Bank AG	7.079%	2/10/34	200	210
[4,8]	Deutsche Lufthansa AG	2.875%	5/16/27	1,300	1,394
[5]	Deutsche Telekom International Finance BV	4.875%	3/6/42	75	69
[4,8]	Fresenius Finance Ireland plc	0.875%	10/1/31	992	902
[5]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	370	275
[4,9]	Traton Finance Luxembourg SA	5.625%	1/16/29	1,900	2,439
[4,8]	Volkswagen Bank GmbH	4.250%	1/7/26	1,500	1,650
[4,9]	Volkswagen Financial Services NV	5.875%	5/23/29	100	130
[5]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	135
[4,8]	Volkswagen International Finance NV	3.875%	3/29/26	500	548
[8]	Volkswagen International Finance NV	3.875%	Perpetual	1,300	1,369
[8]	Vonovia SE	1.875%	6/28/28	1,500	1,556
[4,8]	Vonovia SE	0.250%	9/1/28	800	775
[8]	Vonovia SE	1.500%	6/14/41	200	146
					22,773
Ireland (0.4%)
	AerCap Ireland Capital DAC	6.100%	1/15/27	880	902
	AerCap Ireland Capital DAC	4.625%	10/15/27	150	149
	AerCap Ireland Capital DAC	3.000%	10/29/28	380	353
	AerCap Ireland Capital DAC	3.400%	10/29/33	100	86
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	120
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	150	144
[5]	Flutter Treasury DAC	6.375%	4/29/29	5	5
[5]	GGAM Finance Ltd.	8.000%	2/15/27	7	7
[5]	GGAM Finance Ltd.	8.000%	6/15/28	47	50

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	220	222
[5]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	201
[5]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	335	339
					2,578
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	20	19
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	4	3
					22
Italy (0.6%)
[4,8]	CA Auto Bank SpA	4.375%	6/8/26	500	553
[5]	Enel Finance International NV	1.625%	7/12/26	200	189
[5]	Enel Finance International NV	4.750%	5/25/47	200	175
[4,9]	Intesa Sanpaolo SpA	6.625%	5/31/33	1,900	2,593
					3,510
Japan (1.0%)
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	660	669
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	600	516
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	400	406
	Mizuho Financial Group Inc.	5.667%	5/27/29	250	256
	Nomura Holdings Inc.	5.594%	7/2/27	466	473
	Nomura Holdings Inc.	5.783%	7/3/34	811	827
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	1,051	1,072
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	200	207
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	600	617
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	364	378
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	75
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	68
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	133
					5,697
Kazakhstan (0.1%)
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	485	489
Luxembourg (1.8%)
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	5,135	5,325
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	673	695
[4,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	1,979	1,966
[4,9]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	900	1,039
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	1,200	1,294
[4,8]	Prologis International Funding II SA	4.625%	2/21/35	700	805
					11,124
Macao (0.0%)
[5]	MGM China Holdings Ltd.	7.125%	6/26/31	13	13
[5]	Studio City Co. Ltd.	7.000%	2/15/27	10	10
[5]	Studio City Finance Ltd.	5.000%	1/15/29	5	4
[5]	Wynn Macau Ltd.	5.625%	8/26/28	37	36
[5]	Wynn Macau Ltd.	5.125%	12/15/29	4	4
					67
Malaysia (0.1%)
[4]	Petronas Capital Ltd.	3.500%	4/21/30	445	416
Mexico (0.1%)
[5]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	752	754
Netherlands (1.5%)
[4,8]	ABN AMRO Bank NV	5.125%	2/22/33	1,100	1,241
[4,8]	ABN AMRO Bank NV	5.500%	9/21/33	1,400	1,605
	Cooperatieve Rabobank UA	4.494%	10/17/29	250	247
[8]	ING Groep NV	1.000%	11/13/30	1,200	1,272
[4,8]	NIBC Bank NV	6.000%	11/16/28	4,000	4,734
[5]	Sunrise FinCo I BV	4.875%	7/15/31	15	14
[5]	VZ Secured Financing BV	5.000%	1/15/32	15	13
					9,126
Peru (0.1%)
[5]	Banco de Credito del Peru S.A.	5.800%	3/10/35	177	174
[5]	Niagara Energy SAC	5.746%	10/3/34	492	481
					655

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Poland (0.0%)
[5]	Canpack SA	3.875%	11/15/29	37	34
Saudi Arabia (0.2%)
	Gaci First Investment Co.	5.000%	1/29/29	1,190	1,185
Spain (0.3%)
[4]	Banco Santander SA	5.365%	7/15/28	400	403
	Banco Santander SA	6.607%	11/7/28	340	361
	Banco Santander SA	6.921%	8/8/33	75	81
	Banco Santander SA	6.938%	11/7/33	75	83
[4,8]	CaixaBank SA	1.250%	6/18/31	800	841
					1,769
Sweden (0.6%)
[4,8]	Castellum AB	4.125%	12/10/30	200	217
[4,8]	Swedbank AB	3.625%	8/23/32	2,850	3,103
					3,320
Switzerland (1.1%)
	Credit Suisse USA LLC	7.125%	7/15/32	350	393
	Novartis Capital Corp.	4.700%	9/18/54	155	143
[4,8]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	1,900	2,184
	UBS AG	7.500%	2/15/28	400	431
[5]	UBS Group AG	6.327%	12/22/27	560	576
[5]	UBS Group AG	4.282%	1/9/28	1,120	1,096
[5]	UBS Group AG	4.253%	3/23/28	200	196
[5]	UBS Group AG	5.617%	9/13/30	163	166
[5]	UBS Group AG	3.091%	5/14/32	290	256
[5]	UBS Group AG	5.379%	9/6/45	1,350	1,322
					6,763
United Arab Emirates (0.3%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,510	1,540
[4]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	300	288
					1,828
United Kingdom (10.9%)
	AstraZeneca plc	4.000%	9/18/42	160	137
[4,9]	Aviva plc	6.875%	5/20/58	501	660
[5]	BAE Systems plc	5.000%	3/26/27	3,000	3,018
[5]	BAE Systems plc	5.125%	3/26/29	2,090	2,110
[5]	BAE Systems plc	5.250%	3/26/31	1,410	1,432
[5]	BAE Systems plc	5.300%	3/26/34	1,200	1,214
[5]	BAE Systems plc	5.500%	3/26/54	650	655
	Barclays plc	5.304%	8/9/26	200	200
	Barclays plc	5.829%	5/9/27	1,000	1,012
	Barclays plc	5.674%	3/12/28	560	569
	Barclays plc	4.836%	5/9/28	300	296
	Barclays plc	4.837%	9/10/28	390	388
	Barclays plc	7.385%	11/2/28	600	639
[9]	Barclays plc	3.750%	11/22/30	1,900	2,399
[8]	Barclays plc	4.506%	1/31/33	1,000	1,136
	Barclays plc	7.119%	6/27/34	200	217
	Barclays plc	3.330%	11/24/42	200	148
	BAT Capital Corp.	3.215%	9/6/26	900	875
	BAT Capital Corp.	3.557%	8/15/27	235	228
	BAT Capital Corp.	2.259%	3/25/28	1,930	1,771
	BAT Capital Corp.	2.726%	3/25/31	75	65
	BAT Capital Corp.	4.742%	3/16/32	585	567
	BAT Capital Corp.	4.390%	8/15/37	560	488
	BAT Capital Corp.	7.079%	8/2/43	165	180
	BAT Capital Corp.	4.540%	8/15/47	124	99
	BAT Capital Corp.	5.650%	3/16/52	110	102
[4,8]	BAT Netherlands Finance BV	5.375%	2/16/31	300	354
[5]	Belron UK Finance plc	5.750%	10/15/29	5	5
[4,8]	British American Tobacco plc	3.000%	Perpetual	4,400	4,675
[9]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	1,869	1,749
[4,9]	Close Brothers Finance plc	1.625%	12/3/30	1,700	1,651
[4,8]	easyJet plc	3.750%	3/20/31	1,325	1,441
[4,8]	Heathrow Funding Ltd.	1.125%	10/8/30	600	570
[5]	Howden UK Refinance plc	7.250%	2/15/31	5	5

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Howden UK Refinance plc	8.125%	2/15/32	40	40
	HSBC Holdings plc	5.887%	8/14/27	2,200	2,238
[4]	HSBC Holdings plc	3.973%	5/22/30	460	438
	HSBC Holdings plc	5.733%	5/17/32	500	512
[8]	HSBC Holdings plc	6.364%	11/16/32	3,700	4,322
[4]	HSBC Holdings plc	6.500%	9/15/37	125	132
[4,9]	HSBC Holdings plc	7.000%	4/7/38	1,000	1,367
	HSBC Holdings plc	6.332%	3/9/44	300	324
	HSBC Holdings plc	5.250%	3/14/44	200	190
[5]	Imperial Brands Finance plc	6.125%	7/27/27	200	205
	Lloyds Banking Group plc	4.582%	12/10/25	520	516
	Lloyds Banking Group plc	4.716%	8/11/26	200	199
	Lloyds Banking Group plc	7.953%	11/15/33	140	159
	Lloyds Banking Group plc	4.344%	1/9/48	40	32
[5]	Lseg US Fin Corp.	4.875%	3/28/27	200	201
[4,8]	Motability Operations Group plc	3.500%	7/17/31	992	1,082
[4,8]	Motability Operations Group plc	3.875%	1/24/34	900	995
[4,9]	Motability Operations Group plc	4.875%	1/17/43	300	350
[4,8]	Nationwide Building Society	3.828%	7/24/32	4,000	4,399
	NatWest Group plc	4.964%	8/15/30	600	595
[5]	NatWest Markets plc	5.416%	5/17/27	2,200	2,233
	RELX Capital Inc.	3.000%	5/22/30	100	91
[9]	Rothesay Life plc	8.000%	10/30/25	600	792
[9]	Rothesay Life plc	3.375%	7/12/26	2,087	2,607
[4,9]	Rothesay Life plc	7.734%	5/16/33	100	138
	Santander UK Group Holdings plc	6.833%	11/21/26	100	102
[4,8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	1,500	1,653
[5]	Standard Chartered plc	5.688%	5/14/28	200	203
[5]	Standard Chartered plc	7.767%	11/16/28	850	913
[4,8]	United Utilities Water Finance plc	3.750%	5/23/34	3,100	3,338
	Vodafone Group plc	6.150%	2/27/37	121	129
	Vodafone Group plc	5.625%	2/10/53	260	252
	Vodafone Group plc	5.750%	6/28/54	320	316
[9]	Yorkshire Water Finance plc	1.750%	11/26/26	1,243	1,472
[4,9]	Yorkshire Water Finance plc	1.750%	10/27/32	900	845
[4,9]	Yorkshire Water Finance plc	2.750%	4/18/41	1,700	1,393
					65,828
United States (40.8%)
	AbbVie Inc.	4.950%	3/15/31	1,600	1,616
	AbbVie Inc.	4.050%	11/21/39	418	367
	AbbVie Inc.	4.250%	11/21/49	240	204
	AbbVie Inc.	5.400%	3/15/54	955	963
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/30	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/52	160	140
[4]	AdventHealth Obligated Group	2.795%	11/15/51	300	196
	AEP Texas Inc.	5.450%	5/15/29	265	270
	AEP Texas Inc.	5.400%	6/1/33	140	140
	AEP Transmission Co. LLC	4.250%	9/15/48	100	83
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	70	53
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	100	62
	AEP Transmission Co. LLC	5.400%	3/15/53	90	89
	AES Corp.	5.450%	6/1/28	150	151
	Aflac Inc.	4.750%	1/15/49	50	44
	Agilent Technologies Inc.	4.750%	9/9/34	155	150
	Agree LP	2.000%	6/15/28	50	45
[4]	Air Lease Corp.	2.875%	1/15/26	105	103
[4]	Air Lease Corp.	3.750%	6/1/26	100	98
	Air Lease Corp.	4.625%	10/1/28	20	20
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	92
	Alabama Power Co.	4.150%	8/15/44	50	42
[5]	Alcon Finance Corp.	3.800%	9/23/49	200	154
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	100	96
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	83
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	100	92
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	230	227
	Alleghany Corp.	3.625%	5/15/30	250	236
[5]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	10	10
[5]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	2	2
[4]	Allina Health System	3.887%	4/15/49	130	102

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Allison Transmission Inc.	4.750%	10/1/27	24	23
	Allstate Corp.	5.250%	3/30/33	550	554
	Allstate Corp.	5.350%	6/1/33	121	122
	Allstate Corp.	4.500%	6/15/43	230	201
[5]	Alpha Generation LLC	6.750%	10/15/32	2	2
	Altria Group Inc.	2.450%	2/4/32	165	137
	Altria Group Inc.	3.400%	2/4/41	70	52
	Altria Group Inc.	5.375%	1/31/44	100	97
	Altria Group Inc.	5.950%	2/14/49	100	101
	Altria Group Inc.	4.450%	5/6/50	40	32
	Amazon.com Inc.	3.875%	8/22/37	50	45
	Amazon.com Inc.	2.500%	6/3/50	115	71
	Amazon.com Inc.	3.950%	4/13/52	85	70
[5]	AMC Networks Inc.	10.250%	1/15/29	2	2
	Ameren Illinois Co.	4.150%	3/15/46	75	63
	Ameren Illinois Co.	5.900%	12/1/52	130	139
[5]	American Airlines Inc.	5.500%	4/20/26	10	10
[5]	American Airlines Inc.	7.250%	2/15/28	6	6
[5]	American Airlines Inc.	5.750%	4/20/29	36	36
[5]	American Airlines Inc.	8.500%	5/15/29	15	16
	American Axle & Manufacturing Inc.	5.000%	10/1/29	15	14
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	5	5
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	3	3
	American Express Co.	5.043%	7/26/28	403	405
	American Express Co.	5.915%	4/25/35	275	284
	American Express Co.	5.284%	7/26/35	1,427	1,429
	American Tower Corp.	3.600%	1/15/28	100	96
	Amgen Inc.	5.150%	3/2/28	935	948
	Amgen Inc.	6.375%	6/1/37	460	503
	Amgen Inc.	5.150%	11/15/41	61	59
	Amgen Inc.	5.600%	3/2/43	250	250
	Amgen Inc.	3.375%	2/21/50	340	246
	Amgen Inc.	5.650%	3/2/53	85	85
	Amgen Inc.	2.770%	9/1/53	147	90
	Amgen Inc.	5.750%	3/2/63	76	76
[5]	AmWINS Group Inc.	6.375%	2/15/29	7	7
[5]	AmWINS Group Inc.	4.875%	6/30/29	2	2
[5]	Antero Midstream Partners LP	6.625%	2/1/32	5	5
	Aon Global Ltd.	4.600%	6/14/44	35	31
	Aon Global Ltd.	4.750%	5/15/45	70	62
	Aon North America Inc.	5.150%	3/1/29	510	515
	Aon North America Inc.	5.750%	3/1/54	420	425
	Apollo Global Management Inc.	5.800%	5/21/54	489	501
	Apollo Global Management Inc.	6.000%	12/15/54	330	325
[4]	Appalachian Power Co.	4.500%	3/1/49	30	25
[5]	Arcosa Inc.	6.875%	8/15/32	3	3
[5]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	33	29
	Ares Capital Corp.	5.875%	3/1/29	150	151
	Ares Capital Corp.	5.950%	7/15/29	600	606
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	44
[5]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	15	15
[4]	AT&T Inc.	4.300%	2/15/30	56	55
	AT&T Inc.	5.400%	2/15/34	276	280
	AT&T Inc.	4.500%	5/15/35	130	122
	AT&T Inc.	4.900%	8/15/37	245	234
	AT&T Inc.	3.500%	6/1/41	95	75
	AT&T Inc.	4.750%	5/15/46	70	62
	AT&T Inc.	3.500%	9/15/53	455	317
	AT&T Inc.	3.550%	9/15/55	213	148
	AT&T Inc.	3.800%	12/1/57	111	80
	AT&T Inc.	3.650%	9/15/59	340	233
	Athene Holding Ltd.	6.250%	4/1/54	840	862
	Athene Holding Ltd.	6.625%	10/15/54	801	789
[5]	Atkore Inc.	4.250%	6/1/31	5	4
	Atlassian Corp.	5.250%	5/15/29	630	638
	Atlassian Corp.	5.500%	5/15/34	540	549
	Atmos Energy Corp.	6.200%	11/15/53	110	122
	Atmos Energy Corp.	5.000%	12/15/54	580	541
[5]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	5	5
[5]	B&G Foods Inc.	8.000%	9/15/28	6	6

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ball Corp.	2.875%	8/15/30	12	10
	Ball Corp.	3.125%	9/15/31	15	13
	Bank of America Corp.	5.933%	9/15/27	1,400	1,430
	Bank of America Corp.	6.204%	11/10/28	440	457
[4]	Bank of America Corp.	3.970%	3/5/29	200	194
[4]	Bank of America Corp.	2.087%	6/14/29	100	91
[4]	Bank of America Corp.	3.974%	2/7/30	300	288
[4]	Bank of America Corp.	3.194%	7/23/30	165	153
[4]	Bank of America Corp.	2.496%	2/13/31	150	133
	Bank of America Corp.	2.687%	4/22/32	675	585
	Bank of America Corp.	4.571%	4/27/33	200	192
	Bank of America Corp.	5.518%	10/25/35	580	576
[4]	Bank of America Corp.	4.078%	4/23/40	200	174
[4]	Bank of America Corp.	2.676%	6/19/41	560	400
	Bank of America Corp.	3.311%	4/22/42	60	46
[4]	Bank of New York Mellon Corp.	4.975%	3/14/30	180	181
	Bank of New York Mellon Corp.	4.596%	7/26/30	200	198
	Bank of New York Mellon Corp.	5.060%	7/22/32	360	362
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	170	186
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	690	692
[5]	Bausch + Lomb Corp.	8.375%	10/1/28	41	43
[5]	Beacon Roofing Supply Inc.	6.500%	8/1/30	2	2
	Becton Dickinson & Co.	4.693%	2/13/28	100	100
	Becton Dickinson & Co.	4.874%	2/8/29	275	275
[8]	Becton Dickinson & Co.	3.519%	2/8/31	2,045	2,240
	Becton Dickinson & Co.	4.685%	12/15/44	36	32
	Becton Dickinson & Co.	4.669%	6/6/47	40	35
[8]	Becton Dickinson Euro Finance Sarl	4.029%	6/7/36	1,885	2,108
[8]	Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	500	373
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	64
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	250	197
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	115
[5]	Big River Steel LLC	6.625%	1/31/29	22	22
	Black Hills Corp.	6.000%	1/15/35	790	820
	BlackRock Funding Inc.	5.350%	1/8/55	700	701
	Blackrock Inc.	4.750%	5/25/33	300	299
[5]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	149	122
[5]	Block Inc.	6.500%	5/15/32	18	18
	Blue Owl Capital Corp.	5.950%	3/15/29	160	161
[5]	Blue Racer Midstream LLC	7.000%	7/15/29	12	12
[5]	Blue Racer Midstream LLC	7.250%	7/15/32	2	2
[5]	Boeing Co.	6.298%	5/1/29	20	21
	Boeing Co.	5.150%	5/1/30	277	274
	Boeing Co.	3.625%	2/1/31	341	308
[5]	Boeing Co.	6.388%	5/1/31	1,169	1,223
[5]	Boeing Co.	6.528%	5/1/34	694	732
	Boeing Co.	5.805%	5/1/50	445	420
[5]	Boeing Co.	6.858%	5/1/54	190	204
[5]	Boeing Co.	7.008%	5/1/64	220	237
[5]	Boost Newco Borrower LLC	7.500%	1/15/31	5	5
	BorgWarner Inc.	4.950%	8/15/29	120	120
	BorgWarner Inc.	5.400%	8/15/34	235	233
[8]	BP Capital Markets BV	1.467%	9/21/41	100	76
	Bristol-Myers Squibb Co.	5.750%	2/1/31	290	305
	Bristol-Myers Squibb Co.	2.550%	11/13/50	120	72
	Bristol-Myers Squibb Co.	5.650%	2/22/64	465	468
[5]	Broadcom Inc.	1.950%	2/15/28	1,160	1,062
	Broadcom Inc.	4.150%	2/15/28	690	677
	Broadcom Inc.	4.350%	2/15/30	700	682
	Broadcom Inc.	5.000%	4/15/30	120	121
	Broadcom Inc.	4.150%	11/15/30	530	508
[5]	Broadcom Inc.	4.150%	4/15/32	185	175
[5]	Broadcom Inc.	3.187%	11/15/36	145	118
	Brown & Brown Inc.	5.650%	6/11/34	350	355
[5]	Builders FirstSource Inc.	6.375%	3/1/34	10	10
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	325	341
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	135	138
[5]	Cable One Inc.	4.000%	11/15/30	2	2
	Cadence Design Systems Inc.	4.700%	9/10/34	235	229
[5]	Caesars Entertainment Inc.	6.500%	2/15/32	5	5

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Calpine Corp.	4.500%	2/15/28	16	15
[5]	Calpine Corp.	5.125%	3/15/28	10	10
	Camden Property Trust	3.350%	11/1/49	110	78
	Campbell Soup Co.	5.400%	3/21/34	730	738
	Capital One Financial Corp.	7.149%	10/29/27	2,300	2,399
	Capital One Financial Corp.	5.468%	2/1/29	90	91
	Capital One Financial Corp.	6.312%	6/8/29	264	274
	Capital One Financial Corp.	5.700%	2/1/30	400	408
	Capital One Financial Corp.	3.273%	3/1/30	400	371
[4]	Capital One Financial Corp.	7.624%	10/30/31	370	411
	Capital One Financial Corp.	2.618%	11/2/32	175	146
	Capital One Financial Corp.	5.817%	2/1/34	500	507
	Capital One Financial Corp.	5.884%	7/26/35	530	538
[5]	Cargill Inc.	4.750%	4/24/33	130	128
[5]	Carnival Corp.	5.750%	3/1/27	24	24
[5]	Carnival Corp.	4.000%	8/1/28	25	24
[5]	Carnival Corp.	6.000%	5/1/29	1	1
[5]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	7	8
[5]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	18	17
[5]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	33	32
	Cboe Global Markets Inc.	1.625%	12/15/30	61	51
	Cboe Global Markets Inc.	3.000%	3/16/32	33	29
[5]	CCO Holdings LLC	5.375%	6/1/29	40	38
[5]	CCO Holdings LLC	4.750%	3/1/30	62	56
	CDW LLC	5.100%	3/1/30	470	467
	Cencora Inc.	2.700%	3/15/31	230	201
	Cencora Inc.	4.300%	12/15/47	80	67
	Centene Corp.	2.450%	7/15/28	145	130
	Centene Corp.	3.000%	10/15/30	14	12
	Centene Corp.	2.625%	8/1/31	60	50
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	30	26
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	65	51
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	40	39
	CenterPoint Energy Inc.	5.400%	6/1/29	1,910	1,944
	CenterPoint Energy Inc.	2.950%	3/1/30	10	9
	CenterPoint Energy Inc.	2.650%	6/1/31	190	165
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	168
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	47	48
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	40
[5]	Central Parent Inc.	7.250%	6/15/29	4	4
[5]	Central Parent LLC	8.000%	6/15/29	2	2
	Charles Schwab Corp.	5.643%	5/19/29	35	36
	Charles Schwab Corp.	6.196%	11/17/29	200	210
	Charles Schwab Corp.	6.136%	8/24/34	784	831
[5]	Chart Industries Inc.	7.500%	1/1/30	5	5
[5]	Chart Industries Inc.	9.500%	1/1/31	2	2
	Charter Communications Operating LLC	3.750%	2/15/28	140	133
	Charter Communications Operating LLC	2.250%	1/15/29	40	35
	Charter Communications Operating LLC	5.050%	3/30/29	480	471
	Charter Communications Operating LLC	2.300%	2/1/32	270	213
	Charter Communications Operating LLC	6.650%	2/1/34	382	392
	Charter Communications Operating LLC	3.500%	3/1/42	200	135
	Charter Communications Operating LLC	6.484%	10/23/45	85	80
	Charter Communications Operating LLC	5.375%	5/1/47	395	322
[5]	Chemours Co.	4.625%	11/15/29	32	28
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	70	66
	Cheniere Energy Inc.	4.625%	10/15/28	25	25
	Cheniere Energy Partners LP	4.000%	3/1/31	25	23
	Cheniere Energy Partners LP	3.250%	1/31/32	770	670
	Cheniere Energy Partners LP	5.950%	6/30/33	35	36
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	97
	Chubb INA Holdings LLC	4.350%	11/3/45	82	71
[5]	Churchill Downs Inc.	5.500%	4/1/27	23	23
[5]	Churchill Downs Inc.	4.750%	1/15/28	41	40
[5]	Churchill Downs Inc.	5.750%	4/1/30	5	5
	Cigna Group	2.375%	3/15/31	75	64
	Cigna Group	4.800%	8/15/38	155	144
	Cigna Group	3.400%	3/15/50	150	103
[4]	Citibank NA	5.570%	4/30/34	2,750	2,834
	Citigroup Inc.	4.542%	9/19/30	1,340	1,313

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citigroup Inc.	2.976%	11/5/30	140	127
[4]	Citigroup Inc.	2.572%	6/3/31	500	439
	Citigroup Inc.	2.520%	11/3/32	250	211
	Citigroup Inc.	5.411%	9/19/39	290	281
	Citigroup Inc.	4.650%	7/30/45	90	80
	Citigroup Inc.	4.650%	7/23/48	55	49
[4]	City of Hope	4.378%	8/15/48	80	66
[5]	Civitas Resources Inc.	8.375%	7/1/28	4	4
[5]	Civitas Resources Inc.	8.625%	11/1/30	35	37
[5]	Civitas Resources Inc.	8.750%	7/1/31	6	6
[5]	Clarios Global LP	8.500%	5/15/27	17	17
[5]	Clearway Energy Operating LLC	4.750%	3/15/28	25	24
[5]	Clearway Energy Operating LLC	3.750%	1/15/32	2	2
[5]	Cleveland-Cliffs Inc.	7.000%	3/15/32	20	20
[5]	Cleveland-Cliffs Inc.	7.375%	5/1/33	20	20
[5]	Cloud Software Group Inc.	6.500%	3/31/29	5	5
[5]	Cloud Software Group Inc.	8.250%	6/30/32	21	22
	CMS Energy Corp.	4.875%	3/1/44	135	124
[5]	CNX Resources Corp.	7.375%	1/15/31	5	5
[5]	CNX Resources Corp.	7.250%	3/1/32	5	5
[8]	Coca-Cola Co.	3.750%	8/15/53	500	545
	Coca-Cola Co.	5.200%	1/14/55	390	388
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	195	194
	Comcast Corp.	2.650%	2/1/30	275	248
	Comcast Corp.	4.400%	8/15/35	90	84
	Comcast Corp.	6.550%	7/1/39	80	88
	Comcast Corp.	3.250%	11/1/39	145	113
	Comcast Corp.	4.500%	1/15/43	140	120
	Comcast Corp.	4.700%	10/15/48	134	121
	Comcast Corp.	4.950%	10/15/58	65	59
	Comcast Corp.	2.650%	8/15/62	263	146
	Comcast Corp.	2.987%	11/1/63	413	247
[4]	CommonSpirit Health	4.350%	11/1/42	220	189
	Commonwealth Edison Co.	3.800%	10/1/42	115	93
[4]	Commonwealth Edison Co.	3.125%	3/15/51	50	34
	Commonwealth Edison Co.	5.300%	2/1/53	180	176
[5]	Community Health Systems Inc.	5.625%	3/15/27	35	34
[5]	Community Health Systems Inc.	10.875%	1/15/32	14	15
	Conagra Brands Inc.	5.300%	10/1/26	175	177
	ConocoPhillips Co.	4.300%	11/15/44	65	56
	ConocoPhillips Co.	3.800%	3/15/52	40	30
	ConocoPhillips Co.	5.300%	5/15/53	75	72
	ConocoPhillips Co.	5.700%	9/15/63	40	40
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	65	66
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	160	164
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	81
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	400	423
[5]	Continental Resources Inc.	2.268%	11/15/26	100	94
[5]	Continental Resources Inc.	2.875%	4/1/32	40	33
	COPT Defense Properties LP	2.250%	3/15/26	175	168
	COPT Defense Properties LP	2.750%	4/15/31	105	90
	Corebridge Financial Inc.	3.650%	4/5/27	90	88
	Corebridge Financial Inc.	3.850%	4/5/29	170	163
	Corebridge Financial Inc.	3.900%	4/5/32	194	177
	Corebridge Financial Inc.	4.350%	4/5/42	100	85
	Corebridge Financial Inc.	4.400%	4/5/52	150	123
	Coterra Energy Inc.	4.375%	3/15/29	130	126
	Cotiviti Corp.	7.625%	5/1/31	2	2
[5]	Cox Communications Inc.	4.800%	2/1/35	100	92
[5]	Cox Communications Inc.	5.800%	12/15/53	180	169
	Crown Castle Inc.	4.750%	5/15/47	125	108
[5]	CSC Holdings LLC	11.750%	1/31/29	8	8
[5]	CSC Holdings LLC	3.375%	2/15/31	10	7
	CSX Corp.	4.750%	11/15/48	190	173
	CubeSmart LP	2.250%	12/15/28	225	203
	CVS Health Corp.	1.300%	8/21/27	900	815
	CVS Health Corp.	5.400%	6/1/29	600	606
	CVS Health Corp.	5.125%	2/21/30	365	362
	CVS Health Corp.	5.550%	6/1/31	315	318
	CVS Health Corp.	5.700%	6/1/34	240	241

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	4.875%	7/20/35	80	75
	CVS Health Corp.	4.780%	3/25/38	419	373
	CVS Health Corp.	4.125%	4/1/40	135	109
	CVS Health Corp.	5.125%	7/20/45	85	74
	CVS Health Corp.	6.000%	6/1/63	130	125
	Dana Inc.	4.250%	9/1/30	10	9
	Dana Inc.	4.500%	2/15/32	2	2
[5]	DaVita Inc.	3.750%	2/15/31	10	9
[5]	DaVita Inc.	6.875%	9/1/32	10	10
	DCP Midstream Operating LP	3.250%	2/15/32	700	607
[5]	DCP Midstream Operating LP	6.750%	9/15/37	300	317
	Dell International LLC	4.350%	2/1/30	1,244	1,209
	Dell International LLC	6.200%	7/15/30	219	232
	Dell International LLC	5.400%	4/15/34	1,152	1,165
	Dell International LLC	8.350%	7/15/46	44	57
[5]	Delta Air Lines Inc.	4.750%	10/20/28	1,188	1,174
	Delta Air Lines Inc.	3.750%	10/28/29	9	8
	Devon Energy Corp.	5.850%	12/15/25	40	40
	Devon Energy Corp.	5.600%	7/15/41	50	47
[5]	Diamond Foreign Asset Co.	8.500%	10/1/30	10	10
	Diamondback Energy Inc.	5.200%	4/18/27	740	748
	Diamondback Energy Inc.	3.125%	3/24/31	15	13
	Diamondback Energy Inc.	5.400%	4/18/34	365	364
	Diamondback Energy Inc.	5.750%	4/18/54	470	456
	Diamondback Energy Inc.	5.900%	4/18/64	255	248
[8]	Digital Dutch Finco BV	1.500%	3/15/30	1,600	1,565
[8]	Digital Dutch Finco BV	1.250%	2/1/31	600	566
[8]	Digital Dutch Finco BV	1.000%	1/15/32	2,200	1,990
[5]	Directv Financing LLC	5.875%	8/15/27	12	12
	Discovery Communications LLC	4.900%	3/11/26	157	156
	Discovery Communications LLC	6.350%	6/1/40	156	146
[5]	DISH Network Corp.	11.750%	11/15/27	11	12
[4]	Dominion Energy Inc.	4.050%	9/15/42	170	137
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	40	40
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	214
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	185	207
	Dow Chemical Co.	2.100%	11/15/30	100	86
	Dow Chemical Co.	4.375%	11/15/42	120	101
	DR Horton Inc.	5.000%	10/15/34	465	454
[5]	DT Midstream Inc.	4.125%	6/15/29	26	24
[5]	DT Midstream Inc.	4.375%	6/15/31	15	14
	DTE Electric Co.	3.700%	6/1/46	75	59
	DTE Energy Co.	5.100%	3/1/29	1,890	1,905
	Duke Energy Carolinas LLC	2.450%	2/1/30	85	76
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	20
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	109
	Duke Energy Corp.	3.400%	6/15/29	1,910	1,795
	Duke Energy Corp.	3.500%	6/15/51	100	70
	Duke Energy Florida LLC	5.875%	11/15/33	160	170
	Duke Energy Florida LLC	3.400%	10/1/46	35	25
	Duke Energy Florida LLC	6.200%	11/15/53	110	120
	Duke Energy Indiana LLC	2.750%	4/1/50	75	47
	Duke Energy Ohio Inc.	5.650%	4/1/53	90	91
	Duke Energy Ohio Inc.	5.550%	3/15/54	540	541
	Duke Energy Progress LLC	4.100%	5/15/42	200	168
	Duke Energy Progress LLC	2.500%	8/15/50	170	103
[10]	Edison International	5.250%	3/15/32	820	818
[5]	Element Solutions Inc.	3.875%	9/1/28	11	11
	Elevance Health Inc.	5.150%	6/15/29	230	233
	Elevance Health Inc.	3.125%	5/15/50	190	127
	Elevance Health Inc.	6.100%	10/15/52	155	163
	Elevance Health Inc.	5.650%	6/15/54	435	432
	Elevance Health Inc.	5.700%	2/15/55	835	840
	Eli Lilly & Co.	5.050%	8/14/54	645	627
	Eli Lilly & Co.	2.500%	9/15/60	100	56
	Enbridge Energy Partners LP	7.375%	10/15/45	230	266
[5]	Endo Finance Holdings Inc.	8.500%	4/15/31	36	38
[5]	Energizer Holdings Inc.	4.750%	6/15/28	33	32
	Energy Transfer LP	4.400%	3/15/27	240	238
	Energy Transfer LP	5.250%	7/1/29	230	232

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	3.750%	5/15/30	30	28
	Energy Transfer LP	6.400%	12/1/30	230	244
	Energy Transfer LP	5.750%	2/15/33	130	133
	Energy Transfer LP	6.550%	12/1/33	230	247
	Energy Transfer LP	6.050%	6/1/41	535	535
	Energy Transfer LP	6.500%	2/1/42	100	105
	Energy Transfer LP	5.300%	4/1/44	75	69
	Energy Transfer LP	5.150%	3/15/45	55	49
	Energy Transfer LP	6.250%	4/15/49	70	71
	Energy Transfer LP	5.950%	5/15/54	565	556
[5]	Entegris Inc.	4.750%	4/15/29	190	184
[5]	Entegris Inc.	5.950%	6/15/30	45	45
	Entergy Arkansas LLC	5.750%	6/1/54	560	578
	Entergy Louisiana LLC	3.250%	4/1/28	593	566
	Entergy Texas Inc.	5.550%	9/15/54	545	542
	Enterprise Products Operating LLC	4.850%	3/15/44	215	197
	Enterprise Products Operating LLC	4.900%	5/15/46	59	54
	Enterprise Products Operating LLC	4.250%	2/15/48	50	41
	Enterprise Products Operating LLC	3.700%	1/31/51	70	52
[5]	EQM Midstream Partners LP	7.500%	6/1/27	10	10
[5]	EQM Midstream Partners LP	6.500%	7/1/27	16	16
	EQM Midstream Partners LP	5.500%	7/15/28	15	15
[5]	EQM Midstream Partners LP	7.500%	6/1/30	10	11
	EQT Corp.	3.900%	10/1/27	96	93
	Equitable Holdings Inc.	5.594%	1/11/33	148	151
	Equitable Holdings Inc.	5.000%	4/20/48	79	72
[5]	ERAC USA Finance LLC	7.000%	10/15/37	180	208
	ERP Operating LP	4.500%	7/1/44	135	119
	Essential Utilities Inc.	4.800%	8/15/27	2,685	2,686
	Essex Portfolio LP	4.500%	3/15/48	60	51
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	66
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	104
[4]	Eversource Energy	1.400%	8/15/26	110	104
	Exelon Corp.	5.150%	3/15/28	210	212
	Exelon Corp.	3.350%	3/15/32	200	180
	Exelon Corp.	4.450%	4/15/46	165	141
	Exelon Corp.	4.100%	3/15/52	100	79
	Exelon Corp.	5.600%	3/15/53	390	387
	Extra Space Storage LP	5.500%	7/1/30	70	71
	Extra Space Storage LP	5.900%	1/15/31	370	383
	Extra Space Storage LP	2.400%	10/15/31	80	67
	Exxon Mobil Corp.	4.227%	3/19/40	155	138
	Exxon Mobil Corp.	4.114%	3/1/46	55	46
	FedEx Corp.	3.875%	8/1/42	30	24
	FedEx Corp.	4.550%	4/1/46	70	59
	FedEx Corp.	4.050%	2/15/48	70	55
	Fifth Third Bancorp	1.707%	11/1/27	100	94
	Fifth Third Bancorp	3.950%	3/14/28	350	340
	Fifth Third Bancorp	6.339%	7/27/29	310	324
	Fifth Third Bancorp	4.895%	9/6/30	390	386
	Fifth Third Bancorp	5.631%	1/29/32	370	376
	FirstEnergy Corp.	2.650%	3/1/30	150	134
[4]	FirstEnergy Corp.	2.250%	9/1/30	60	52
[5]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	60	60
[5]	FirstEnergy Transmission LLC	2.866%	9/15/28	260	241
[5]	FirstEnergy Transmission LLC	4.550%	1/15/30	460	451
[5]	FirstEnergy Transmission LLC	4.550%	4/1/49	405	351
[8]	Fiserv Inc.	4.500%	5/24/31	3,400	3,890
	Fiserv Inc.	5.600%	3/2/33	120	123
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	220	230
	FMC Corp.	5.150%	5/18/26	100	100
[5]	Focus Financial Partners LLC	6.750%	9/15/31	5	5
[4,9]	Ford Motor Credit Co. LLC	6.860%	6/5/26	500	654
	Ford Motor Credit Co. LLC	4.950%	5/28/27	45	44
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	21
	Ford Motor Credit Co. LLC	6.800%	5/12/28	20	21
	Ford Motor Credit Co. LLC	6.798%	11/7/28	200	208
	Ford Motor Credit Co. LLC	2.900%	2/10/29	53	47
	Ford Motor Credit Co. LLC	7.200%	6/10/30	10	11

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Ford Motor Credit Co. LLC	6.054%	11/5/31	505	505
	Ford Motor Credit Co. LLC	7.122%	11/7/33	200	212
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	10
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	10
[5]	Frontier Communications Holdings LLC	8.625%	3/15/31	10	11
[5]	Garrett Motion Holdings Inc.	7.750%	5/31/32	11	11
[5]	Gates Corp.	6.875%	7/1/29	5	5
	GE HealthCare Technologies Inc.	4.800%	8/14/29	155	155
	GE HealthCare Technologies Inc.	5.857%	3/15/30	110	115
	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	111
	General Dynamics Corp.	4.250%	4/1/40	95	85
[4,8]	General Electric Co.	4.125%	9/19/35	900	1,016
	General Motors Co.	6.125%	10/1/25	150	151
	General Motors Co.	5.200%	4/1/45	88	79
	General Motors Financial Co. Inc.	6.050%	10/10/25	555	561
	General Motors Financial Co. Inc.	1.250%	1/8/26	1,255	1,203
[8]	General Motors Financial Co. Inc.	0.850%	2/26/26	1,300	1,372
	General Motors Financial Co. Inc.	1.500%	6/10/26	191	181
	General Motors Financial Co. Inc.	5.350%	7/15/27	225	227
	General Motors Financial Co. Inc.	5.550%	7/15/29	575	583
	General Motors Financial Co. Inc.	5.850%	4/6/30	192	197
	General Motors Financial Co. Inc.	5.750%	2/8/31	450	458
	General Motors Financial Co. Inc.	6.400%	1/9/33	170	179
[5]	Genesee & Wyoming Inc.	6.250%	4/15/32	10	10
	Genesis Energy LP	8.250%	1/15/29	5	5
	Genesis Energy LP	7.875%	5/15/32	5	5
	Georgia Power Co.	4.300%	3/15/42	130	113
	Georgia Power Co.	5.125%	5/15/52	70	67
[5]	Georgia-Pacific LLC	2.300%	4/30/30	165	145
	Gilead Sciences Inc.	4.150%	3/1/47	190	158
[5]	Glatfelter Corp.	7.250%	11/15/31	5	5
[5]	Global Atlantic Fin Co.	7.950%	6/15/33	700	780
[5]	Global Atlantic Fin Co.	6.750%	3/15/54	240	245
	Goldman Sachs Group Inc.	5.727%	4/25/30	2,500	2,570
	Goldman Sachs Group Inc.	4.692%	10/23/30	380	375
	Goldman Sachs Group Inc.	6.750%	10/1/37	300	329
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	255	229
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	76
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	90	83
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	55	50
[5]	Graphic Packaging International LLC	3.500%	3/15/28	1	1
[5]	Graphic Packaging International LLC	3.750%	2/1/30	2	2
[5]	Hanesbrands Inc.	9.000%	2/15/31	7	8
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	130	123
	HCA Inc.	5.450%	4/1/31	530	536
	HCA Inc.	5.250%	6/15/49	115	104
	HCA Inc.	4.625%	3/15/52	205	168
	HCA Inc.	6.000%	4/1/54	285	286
	Healthpeak OP LLC	5.250%	12/15/32	170	171
	Helmerich & Payne Inc.	2.900%	9/29/31	220	185
[5]	Herc Holdings Inc.	6.625%	6/15/29	5	5
	Hess Corp.	7.300%	8/15/31	5	6
[5]	Hess Midstream Operations LP	6.500%	6/1/29	6	6
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	1,601	1,571
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	294	285
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	405	390
	Highwoods Realty LP	7.650%	2/1/34	429	481
[5]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[5]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
[5]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	2	2
[5]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	15	15
	Home Depot Inc.	3.900%	6/15/47	125	101
	Home Depot Inc.	4.500%	12/6/48	75	66
	Home Depot Inc.	4.950%	9/15/52	55	52
	Home Depot Inc.	5.300%	6/25/54	930	923
	Home Depot Inc.	3.500%	9/15/56	70	51
	Honeywell International Inc.	2.800%	6/1/50	1,710	1,145
	Host Hotels & Resorts LP	5.700%	7/1/34	215	215
[5]	HUB International Ltd.	7.250%	6/15/30	5	5
[5]	HUB International Ltd.	7.375%	1/31/32	5	5

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Bancshares Inc.	6.208%	8/21/29	350	363
	Huntington Bancshares Inc.	5.023%	5/17/33	286	277
	Huntington Bancshares Inc.	5.709%	2/2/35	1,460	1,478
	Huntington Bancshares Inc.	2.487%	8/15/36	150	121
	Hyatt Hotels Corp.	5.250%	6/30/29	45	45
	Idaho Power Co.	5.200%	8/15/34	195	195
[5]	Imola Merger Corp.	4.750%	5/15/29	13	13
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	250	188
	Ingersoll Rand Inc.	5.176%	6/15/29	100	101
	Ingersoll Rand Inc.	5.314%	6/15/31	140	143
	Ingersoll Rand Inc.	5.450%	6/15/34	200	204
	Intel Corp.	2.450%	11/15/29	1,148	1,009
	Intel Corp.	5.125%	2/10/30	160	160
	Intel Corp.	2.000%	8/12/31	158	128
	Intel Corp.	4.150%	8/5/32	279	258
	Intel Corp.	5.200%	2/10/33	206	202
	Intel Corp.	5.150%	2/21/34	857	837
	Intel Corp.	5.625%	2/10/43	80	76
	Intel Corp.	4.900%	8/5/52	100	83
	Intel Corp.	5.700%	2/10/53	420	392
	Intel Corp.	5.900%	2/10/63	60	57
	Intercontinental Exchange Inc.	3.625%	9/1/28	86	83
	Intercontinental Exchange Inc.	5.250%	6/15/31	350	357
	Intercontinental Exchange Inc.	4.950%	6/15/52	70	66
	Intercontinental Exchange Inc.	3.000%	9/15/60	50	31
	Intercontinental Exchange Inc.	5.200%	6/15/62	20	19
[8]	International Business Machines Corp.	4.000%	2/6/43	200	222
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	75
	Invesco Finance plc	5.375%	11/30/43	55	53
[5]	ITC Holdings Corp.	4.950%	9/22/27	50	50
	ITC Holdings Corp.	3.350%	11/15/27	320	307
[5]	ITC Holdings Corp.	2.950%	5/14/30	150	135
	Jacobs Engineering Group Inc.	5.900%	3/1/33	110	113
[5]	JBS USA Holding Lux Sarl	6.750%	3/15/34	488	524
[5]	JBS USA Holding Lux Sarl	7.250%	11/15/53	265	297
[5]	JetBlue Airways Corp.	9.875%	9/20/31	14	15
[4]	John Deere Capital Corp.	3.900%	6/7/32	95	90
[4]	John Deere Capital Corp.	5.150%	9/8/33	95	97
	JPMorgan Chase & Co.	4.979%	7/22/28	413	415
	JPMorgan Chase & Co.	4.851%	7/25/28	140	140
	JPMorgan Chase & Co.	4.505%	10/22/28	740	735
	JPMorgan Chase & Co.	5.012%	1/23/30	730	733
	JPMorgan Chase & Co.	5.581%	4/22/30	2,710	2,779
	JPMorgan Chase & Co.	4.995%	7/22/30	1,000	1,003
	JPMorgan Chase & Co.	4.603%	10/22/30	470	464
	JPMorgan Chase & Co.	4.586%	4/26/33	100	97
	JPMorgan Chase & Co.	5.350%	6/1/34	130	131
	JPMorgan Chase & Co.	5.294%	7/22/35	415	417
	JPMorgan Chase & Co.	4.946%	10/22/35	1,130	1,108
	JPMorgan Chase & Co.	6.400%	5/15/38	150	168
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	62	54
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	379	291
	JPMorgan Chase & Co.	5.600%	7/15/41	81	84
	JPMorgan Chase & Co.	2.525%	11/19/41	190	133
[5]	Kaiser Aluminum Corp.	4.625%	3/1/28	10	10
[5]	KeHE Distributors LLC	9.000%	2/15/29	19	20
	Kenvue Inc.	5.100%	3/22/43	95	93
	Keurig Dr Pepper Inc.	4.500%	11/15/45	330	286
	KeyBank NA	5.000%	1/26/33	100	96
	KeyCorp	6.401%	3/6/35	110	116
	Keysight Technologies Inc.	4.950%	10/15/34	266	258
	Kimco Realty OP LLC	4.250%	4/1/45	75	62
	Kimco Realty OP LLC	3.700%	10/1/49	70	52
[5]	Kinetik Holdings LP	6.625%	12/15/28	5	5
[5]	Kinetik Holdings LP	5.875%	6/15/30	2	2
	Kraft Heinz Foods Co.	3.750%	4/1/30	340	323
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	24
	Kroger Co.	2.200%	5/1/30	120	104
	Kroger Co.	5.000%	9/15/34	340	334
	Kroger Co.	5.500%	9/15/54	205	199

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kyndryl Holdings Inc.	6.350%	2/20/34	100	104
	L3Harris Technologies Inc.	5.250%	6/1/31	1,180	1,196
	L3Harris Technologies Inc.	5.054%	4/27/45	30	28
[5]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	12	11
[5]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	18	19
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	6	6
[5]	Level 3 Financing Inc.	4.625%	9/15/27	2	2
[5]	Level 3 Financing Inc.	3.875%	11/15/29	5	3
[5]	Level 3 Financing Inc.	10.500%	5/15/30	5	5
[5]	Level 3 Financing Inc.	10.000%	10/15/32	5	5
[5]	LifePoint Health Inc.	11.000%	10/15/30	3	3
[5]	Lithia Motors Inc.	4.625%	12/15/27	10	10
[5]	Lithia Motors Inc.	3.875%	6/1/29	52	48
[5]	Lithia Motors Inc.	4.375%	1/15/31	12	11
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	31
	Lockheed Martin Corp.	4.500%	5/15/36	665	635
	Lockheed Martin Corp.	4.300%	6/15/62	295	244
	Lockheed Martin Corp.	5.200%	2/15/64	520	504
	Lowe's Cos. Inc.	4.450%	4/1/62	190	152
	LPL Holdings Inc.	6.750%	11/17/28	430	453
	LYB International Finance III LLC	3.375%	10/1/40	50	38
	M&T Bank Corp.	7.413%	10/30/29	316	340
	M&T Bank Corp.	6.082%	3/13/32	1,138	1,177
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,300	1,295
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	370	366
	Marathon Oil Corp.	5.300%	4/1/29	380	386
	Marriott International Inc.	4.875%	5/15/29	250	250
	Marriott International Inc.	4.800%	3/15/30	410	407
[5]	Mars Inc.	3.875%	4/1/39	178	153
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	75	69
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	96
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	110	122
[10]	Martin Marietta Materials Inc.	5.500%	12/1/54	558	546
[5]	McAfee Corp.	7.375%	2/15/30	8	8
[5]	Medline Borrower LP	3.875%	4/1/29	3	3
[5]	Medline Borrower LP	6.250%	4/1/29	41	42
[5]	Medline Borrower LP	5.250%	10/1/29	3	3
[8]	Medtronic Global Holdings SCA	2.250%	3/7/39	200	183
	Merck & Co. Inc.	5.150%	5/17/63	160	154
	Meta Platforms Inc.	4.650%	8/15/62	42	37
	MetLife Inc.	4.125%	8/13/42	60	51
	MetLife Inc.	4.875%	11/13/43	60	56
	MetLife Inc.	5.250%	1/15/54	60	59
	MGM Resorts International	6.500%	4/15/32	5	5
	MidAmerican Energy Co.	5.300%	2/1/55	530	521
[5]	Midcontinent Communications	8.000%	8/15/32	15	15
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,347	2,372
[5]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	5	5
	Mondelez International Inc.	1.500%	2/4/31	200	165
	Morgan Stanley	2.475%	1/21/28	700	666
[4]	Morgan Stanley	5.652%	4/13/28	530	540
	Morgan Stanley	5.173%	1/16/30	740	746
	Morgan Stanley	4.654%	10/18/30	740	730
[4]	Morgan Stanley	2.511%	10/20/32	730	619
	Morgan Stanley	2.943%	1/21/33	400	347
	Morgan Stanley	5.466%	1/18/35	120	122
	Morgan Stanley	5.320%	7/19/35	950	955
[4,9]	Morgan Stanley	5.213%	10/24/35	800	1,002
[4]	Morgan Stanley	3.971%	7/22/38	90	78
[4]	Morgan Stanley	4.457%	4/22/39	165	152
	Morgan Stanley	6.375%	7/24/42	150	168
[4]	Morgan Stanley	4.375%	1/22/47	200	175
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	250	254
[4]	Morgan Stanley Bank NA	4.968%	7/14/28	1,239	1,245
[4]	Mount Sinai Hospital	3.737%	7/1/49	200	132
	MPLX LP	1.750%	3/1/26	150	144
	MPT Operating Partnership LP	3.500%	3/15/31	25	18
[8]	MSD Netherlands Capital BV	3.700%	5/30/44	1,300	1,425
[8]	MSD Netherlands Capital BV	3.750%	5/30/54	991	1,079

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	5.350%	6/28/28	178	182
	Nasdaq Inc.	2.500%	12/21/40	100	68
	Nasdaq Inc.	3.950%	3/7/52	30	23
	Nasdaq Inc.	5.950%	8/15/53	175	182
[5]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	5	5
[5]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	4	4
[5]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	1	1
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	49
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	97
	Navient Corp.	4.875%	3/15/28	2	2
	Navient Corp.	9.375%	7/25/30	3	3
[5]	NCL Corp. Ltd.	5.875%	2/15/27	14	14
[5]	NCL Corp. Ltd.	8.125%	1/15/29	3	3
[5]	NCL Corp. Ltd.	7.750%	2/15/29	10	11
	Netflix Inc.	5.400%	8/15/54	330	332
	Nevada Power Co.	6.000%	3/15/54	180	191
	Newell Brands Inc.	6.375%	9/15/27	4	4
	Newell Brands Inc.	6.625%	9/15/29	15	15
[10]	Newell Brands Inc.	6.375%	5/15/30	5	5
[10]	Newell Brands Inc.	6.625%	5/15/32	5	5
	Newell Brands Inc.	6.875%	4/1/36	6	6
	Newell Brands Inc.	7.000%	4/1/46	4	4
	Newmont Corp.	2.250%	10/1/30	100	87
[5]	News Corp.	3.875%	5/15/29	33	31
[5]	Nexstar Media Inc.	4.750%	11/1/28	40	38
[5]	Niagara Mohawk Power Corp.	5.664%	1/17/54	160	159
	NiSource Inc.	5.250%	3/30/28	100	101
	NiSource Inc.	5.200%	7/1/29	700	709
	NiSource Inc.	5.400%	6/30/33	60	61
	NiSource Inc.	5.350%	4/1/34	400	401
	NiSource Inc.	4.800%	2/15/44	630	568
	NiSource Inc.	3.950%	3/30/48	50	40
	Norfolk Southern Corp.	3.050%	5/15/50	120	80
	Norfolk Southern Corp.	5.950%	3/15/64	150	159
	Northern States Power Co.	6.250%	6/1/36	144	159
	Northrop Grumman Corp.	5.250%	5/1/50	545	530
	Northrop Grumman Corp.	5.200%	6/1/54	700	678
[5]	Novelis Corp.	4.750%	1/30/30	15	14
[5]	Novelis Corp.	3.875%	8/15/31	18	16
[5]	NRG Energy Inc.	6.250%	11/1/34	5	5
	Nucor Corp.	4.400%	5/1/48	70	60
	Nucor Corp.	3.850%	4/1/52	50	39
	NuStar Logistics LP	6.375%	10/1/30	20	20
	Occidental Petroleum Corp.	5.550%	3/15/26	16	16
	Occidental Petroleum Corp.	6.375%	9/1/28	138	143
	Occidental Petroleum Corp.	5.200%	8/1/29	315	314
	Occidental Petroleum Corp.	6.625%	9/1/30	59	62
	Occidental Petroleum Corp.	6.125%	1/1/31	39	40
	Occidental Petroleum Corp.	7.500%	5/1/31	44	49
	Occidental Petroleum Corp.	6.450%	9/15/36	15	16
	Occidental Petroleum Corp.	6.600%	3/15/46	10	10
	Occidental Petroleum Corp.	6.050%	10/1/54	385	373
	OGE Energy Corp.	5.450%	5/15/29	150	153
	Oglethorpe Power Corp.	6.200%	12/1/53	130	138
[5]	Oglethorpe Power Corp.	5.800%	6/1/54	930	942
[5]	Olympus Water US Holding Corp.	4.250%	10/1/28	2	2
[5]	Olympus Water US Holding Corp.	9.750%	11/15/28	20	21
[5]	Olympus Water US Holding Corp.	7.250%	6/15/31	5	5
	Omega Healthcare Investors Inc.	3.625%	10/1/29	152	141
	Omega Healthcare Investors Inc.	3.375%	2/1/31	185	165
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	153	119
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	100	93
	OneMain Finance Corp.	3.500%	1/15/27	15	14
	OneMain Finance Corp.	3.875%	9/15/28	35	32
	OneMain Finance Corp.	7.125%	11/15/31	2	2
	ONEOK Inc.	5.550%	11/1/26	130	132
	ONEOK Inc.	5.650%	11/1/28	135	139
	ONEOK Partners LP	6.125%	2/1/41	135	137
	Oracle Corp.	2.300%	3/25/28	189	175
[4]	Oracle Corp.	4.200%	9/27/29	2,282	2,223

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	2.950%	4/1/30	40	36
	Oracle Corp.	2.875%	3/25/31	270	239
	Oracle Corp.	3.850%	7/15/36	250	217
	Oracle Corp.	3.600%	4/1/40	430	342
	Oracle Corp.	3.650%	3/25/41	150	119
[5]	Organon & Co.	4.125%	4/30/28	13	12
[5]	Organon & Co.	6.750%	5/15/34	5	5
[5]	Organon & Co.	7.875%	5/15/34	2	2
[5]	Outfront Media Capital LLC	7.375%	2/15/31	5	5
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	11	11
[5]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	9	9
	Pacific Gas & Electric Co.	3.150%	1/1/26	200	196
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	94
	Pacific Gas & Electric Co.	5.550%	5/15/29	1,320	1,344
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	120
	Pacific Gas & Electric Co.	6.150%	1/15/33	130	136
	Pacific Gas & Electric Co.	6.950%	3/15/34	180	200
	Pacific Gas & Electric Co.	4.500%	7/1/40	430	373
	Pacific Gas & Electric Co.	4.750%	2/15/44	40	34
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	70
	PacifiCorp	6.250%	10/15/37	80	85
	PacifiCorp	4.100%	2/1/42	5	4
	PacifiCorp	4.150%	2/15/50	12	9
[5]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	15	14
[5]	Panther Escrow Issuer LLC	7.125%	6/1/31	5	5
	Paramount Global	4.950%	1/15/31	38	35
	Paramount Global	4.600%	1/15/45	260	188
[5]	Park Intermediate Holdings LLC	7.000%	2/1/30	5	5
	Parker-Hannifin Corp.	3.250%	6/14/29	2,190	2,057
[5]	Pattern Energy Operations LP	4.500%	8/15/28	2	2
	PayPal Holdings Inc.	5.050%	6/1/52	40	38
[5]	Pebblebrook Hotel LP	6.375%	10/15/29	3	3
	PECO Energy Co.	4.150%	10/1/44	130	110
[5]	Penn Entertainment Inc.	5.625%	1/15/27	5	5
[5]	Penske Truck Leasing Co. LP	5.350%	1/12/27	900	908
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/28	155	160
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/30	56	59
	PepsiCo Inc.	4.200%	7/18/52	25	21
[5]	Performance Food Group Inc.	6.125%	9/15/32	10	10
[5]	Permian Resources Operating LLC	5.875%	7/1/29	25	25
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	260	252
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	149
	Philip Morris International Inc.	4.875%	2/13/29	1,475	1,480
	Philip Morris International Inc.	5.125%	2/15/30	105	106
	Philip Morris International Inc.	5.500%	9/7/30	10	10
	Philip Morris International Inc.	5.750%	11/17/32	224	233
[8]	Philip Morris International Inc.	1.450%	8/1/39	800	603
	Philip Morris International Inc.	4.250%	11/10/44	165	138
	Phillips 66	4.650%	11/15/34	40	38
	Phillips 66 Co.	3.150%	12/15/29	177	163
[5]	Phinia Inc.	6.625%	10/15/32	5	5
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	128
	Pioneer Natural Resources Co.	2.150%	1/15/31	145	124
	Plains All American Pipeline LP	4.900%	2/15/45	30	26
[4]	PNC Bank NA	2.700%	10/22/29	289	259
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,400	1,429
	PNC Financial Services Group Inc.	4.812%	10/21/32	180	177
	PNC Financial Services Group Inc.	5.068%	1/24/34	390	385
	PNC Financial Services Group Inc.	5.939%	8/18/34	160	167
	PNC Financial Services Group Inc.	6.875%	10/20/34	585	650
	PNC Financial Services Group Inc.	5.676%	1/22/35	700	719
	PNC Financial Services Group Inc.	5.401%	7/23/35	190	191
[5]	Post Holdings Inc.	6.250%	2/15/32	5	5
[5]	Post Holdings Inc.	6.375%	3/1/33	15	15
[5]	Post Holdings Inc.	6.250%	10/15/34	5	5
	Principal Financial Group Inc.	5.500%	3/15/53	219	215
[8]	Prologis Euro Finance LLC	1.000%	2/16/41	200	141
	Prologis LP	1.750%	2/1/31	157	131
	Prologis LP	5.125%	1/15/34	37	37
	Prologis LP	5.250%	6/15/53	267	258

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prologis LP	5.250%	3/15/54	570	550
	Prudential Financial Inc.	3.935%	12/7/49	260	204
[4]	Prudential Financial Inc.	4.350%	2/25/50	65	55
[4]	Prudential Financial Inc.	3.700%	3/13/51	70	53
	Prudential Financial Inc.	6.500%	3/15/54	130	136
	Public Service Co. of Colorado	4.050%	9/15/49	230	181
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	76
[4]	Public Service Electric & Gas Co.	5.125%	3/15/53	160	156
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,010	1,025
	Range Resources Corp.	8.250%	1/15/29	10	10
[5,10]	Raven Acquisition Holdings LLC	6.875%	11/15/31	5	5
	Realty Income Corp.	2.200%	6/15/28	160	146
	Realty Income Corp.	4.850%	3/15/30	165	165
[8]	Realty Income Corp.	4.875%	7/6/30	2,100	2,427
	Regions Financial Corp.	5.722%	6/6/30	1,257	1,275
	Regions Financial Corp.	5.502%	9/6/35	1,810	1,794
[5]	RHP Hotel Properties LP	6.500%	4/1/32	5	5
[5]	Roche Holdings Inc.	4.909%	3/8/31	1,035	1,046
[5]	Roche Holdings Inc.	2.076%	12/13/31	215	181
[5]	Roche Holdings Inc.	4.985%	3/8/34	235	236
[5]	Roche Holdings Inc.	5.218%	3/8/54	440	439
[5]	Rocket Software Inc.	9.000%	11/28/28	5	5
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	5	5
[5]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	5	5
	RPM International Inc.	4.550%	3/1/29	115	114
	RTX Corp.	4.875%	10/15/40	557	524
	RTX Corp.	5.375%	2/27/53	140	137
[5]	Ryan Specialty LLC	5.875%	8/1/32	3	3
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	111
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	110	108
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	1,840	1,790
	Sabra Health Care LP	3.900%	10/15/29	65	60
	Sabra Health Care LP	3.200%	12/1/31	320	276
	San Diego Gas & Electric Co.	5.550%	4/15/54	1,140	1,147
	SBA Communications Corp.	3.125%	2/1/29	17	15
[5]	Scripps Escrow Inc.	5.875%	7/15/27	17	15
[5]	Scripps Escrow II Inc.	3.875%	1/15/29	6	5
[5]	Scripps Escrow II Inc.	5.375%	1/15/31	3	2
[5]	Sealed Air Corp.	6.125%	2/1/28	5	5
[5]	Sealed Air Corp.	5.000%	4/15/29	7	7
[5]	Sealed Air Corp.	7.250%	2/15/31	5	5
	Service Properties Trust	5.500%	12/15/27	5	5
	Service Properties Trust	8.375%	6/15/29	11	11
[4]	Shell Finance US Inc.	4.375%	5/11/45	70	60
[4]	Shell Finance US Inc.	3.750%	9/12/46	141	110
	Sherwin-Williams Co.	4.500%	6/1/47	80	69
[5]	Shift4 Payments LLC	6.750%	8/15/32	3	3
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	10	10
[5]	Six Flags Entertainment Corp.	6.625%	5/1/32	5	5
	Southern California Edison Co.	5.650%	10/1/28	600	619
[4]	Southern California Edison Co.	4.200%	3/1/29	100	98
	Southern California Edison Co.	5.450%	6/1/31	1,140	1,168
	Southern California Edison Co.	4.500%	9/1/40	50	45
[4]	Southern California Edison Co.	3.900%	3/15/43	50	40
	Southern California Edison Co.	4.000%	4/1/47	50	40
[4]	Southern California Gas Co.	2.550%	2/1/30	330	296
	Southern California Gas Co.	3.750%	9/15/42	50	40
[4]	Southern Co.	3.700%	4/30/30	30	28
	Southern Co.	5.700%	10/15/32	100	104
	Southern Co.	4.400%	7/1/46	30	25
	Southwest Airlines Co.	2.625%	2/10/30	250	222
[5]	Spirit AeroSystems Inc.	9.375%	11/30/29	7	8
[5]	Spirit AeroSystems Inc.	9.750%	11/15/30	12	13
	Sprint Capital Corp.	6.875%	11/15/28	1,900	2,038
	Sprint Capital Corp.	8.750%	3/15/32	790	955
[5]	SS&C Technologies Inc.	5.500%	9/30/27	9	9
	Stanley Black & Decker Inc.	2.300%	3/15/30	45	39
[5]	Star Parent Inc.	9.000%	10/1/30	8	8
	Starbucks Corp.	3.500%	11/15/50	125	90
[5]	Starwood Property Trust Inc.	7.250%	4/1/29	2	2

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Starwood Property Trust Inc.	6.000%	4/15/30	10	10
	State Street Corp.	4.530%	2/20/29	240	238
	State Street Corp.	4.675%	10/22/32	570	561
[8]	Stryker Corp.	3.375%	9/11/32	800	870
	Stryker Corp.	4.625%	9/11/34	70	68
[8]	Stryker Corp.	3.625%	9/11/36	700	760
[5]	Summit Materials LLC	7.250%	1/15/31	3	3
	Sun Communities Operating LP	2.300%	11/1/28	200	180
[5]	Sunoco LP	7.000%	9/15/28	10	10
	Synovus Bank	5.625%	2/15/28	250	249
[10]	Synovus Financial Corp.	6.168%	11/1/30	670	670
[5]	Tallgrass Energy Partners LP	7.375%	2/15/29	10	10
[5]	Tallgrass Energy Partners LP	6.000%	12/31/30	12	11
	Targa Resources Corp.	6.150%	3/1/29	310	324
	Targa Resources Corp.	6.125%	3/15/33	153	160
	Targa Resources Corp.	6.500%	3/30/34	600	644
	Targa Resources Corp.	6.500%	2/15/53	28	30
	Targa Resources Partners LP	4.875%	2/1/31	50	49
	Target Corp.	4.800%	1/15/53	60	56
	Tenet Healthcare Corp.	4.250%	6/1/29	13	12
	Tenet Healthcare Corp.	6.750%	5/15/31	15	15
[5]	Terex Corp.	6.250%	10/15/32	4	4
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	123
	Time Warner Cable LLC	5.875%	11/15/40	343	303
	Time Warner Cable LLC	4.500%	9/15/42	75	56
[8]	Timken Co.	4.125%	5/23/34	900	978
	T-Mobile USA Inc.	3.375%	4/15/29	245	230
	T-Mobile USA Inc.	3.875%	4/15/30	170	161
	T-Mobile USA Inc.	6.000%	6/15/54	230	242
	T-Mobile USA Inc.	3.600%	11/15/60	255	175
	Toll Brothers Finance Corp.	3.800%	11/1/29	65	62
[5]	TopBuild Corp.	3.625%	3/15/29	5	5
[5]	TopBuild Corp.	4.125%	2/15/32	10	9
	Toyota Motor Credit Corp.	5.050%	5/16/29	1,220	1,236
	Toyota Motor Credit Corp.	5.100%	3/21/31	590	598
[4]	Toyota Motor Credit Corp.	4.600%	10/10/31	150	147
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
[5]	TransDigm Inc.	6.750%	8/15/28	5	5
[5]	TransDigm Inc.	6.375%	3/1/29	13	13
[5]	TransDigm Inc.	6.875%	12/15/30	10	10
[5]	TransDigm Inc.	7.125%	12/1/31	10	10
[5]	TransDigm Inc.	6.625%	3/1/32	2	2
[5]	TransDigm Inc.	6.000%	1/15/33	20	20
[5]	Transocean Inc.	8.250%	5/15/29	2	2
[5]	Transocean Inc.	8.750%	2/15/30	10	11
[5]	Transocean Inc.	8.500%	5/15/31	15	15
	Travelers Cos. Inc.	3.750%	5/15/46	260	205
[5]	Triumph Group Inc.	9.000%	3/15/28	10	10
	Uber Technologies Inc.	4.300%	1/15/30	210	204
	Uber Technologies Inc.	4.800%	9/15/34	105	102
	Uber Technologies Inc.	5.350%	9/15/54	650	618
[4]	UDR Inc.	2.950%	9/1/26	15	14
[5]	UKG Inc.	6.875%	2/1/31	10	10
	Union Electric Co.	4.000%	4/1/48	65	52
	Union Electric Co.	3.250%	10/1/49	75	53
	Union Electric Co.	3.900%	4/1/52	150	118
	Union Electric Co.	5.250%	1/15/54	250	243
	Union Pacific Corp.	3.250%	2/5/50	270	192
	Union Pacific Corp.	3.839%	3/20/60	35	26
[5]	United Airlines Inc.	4.375%	4/15/26	22	22
[5]	United Airlines Inc.	4.625%	4/15/29	55	53
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	27	28
	UnitedHealth Group Inc.	5.350%	2/15/33	360	370
	UnitedHealth Group Inc.	5.000%	4/15/34	45	45
	UnitedHealth Group Inc.	2.750%	5/15/40	100	72
	UnitedHealth Group Inc.	4.375%	3/15/42	215	191
	UnitedHealth Group Inc.	3.250%	5/15/51	100	70
	UnitedHealth Group Inc.	5.375%	4/15/54	265	259
	UnitedHealth Group Inc.	6.050%	2/15/63	200	212
[5]	Univision Communications Inc.	8.000%	8/15/28	1	1

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Univision Communications Inc.	4.500%	5/1/29	2	2
[5]	Univision Communications Inc.	7.375%	6/30/30	18	17
[5]	Univision Communications Inc.	8.500%	7/31/31	9	9
	US Bancorp	5.775%	6/12/29	350	360
	US Bancorp	5.384%	1/23/30	190	193
[8]	US Bancorp	4.009%	5/21/32	1,725	1,908
	US Bancorp	5.850%	10/21/33	400	414
	US Bancorp	4.839%	2/1/34	220	213
	US Bancorp	5.836%	6/12/34	276	285
[5]	US Foods Inc.	6.875%	9/15/28	2	2
[5]	US Foods Inc.	4.750%	2/15/29	9	9
[5]	US Foods Inc.	5.750%	4/15/33	5	5
[5]	USI Inc.	7.500%	1/15/32	2	2
[5]	Vail Resorts Inc.	6.500%	5/15/32	13	13
[5]	Valaris Ltd.	8.375%	4/30/30	16	16
	Valero Energy Corp.	4.350%	6/1/28	48	47
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	18
[5]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	5	5
[5]	Venture Global LNG Inc.	8.125%	6/1/28	3	3
[5]	Venture Global LNG Inc.	9.500%	2/1/29	12	13
[5]	Venture Global LNG Inc.	7.000%	1/15/30	5	5
[5]	Venture Global LNG Inc.	8.375%	6/1/31	30	31
[5]	Venture Global LNG Inc.	9.875%	2/1/32	5	5
	Verisk Analytics Inc.	5.500%	6/15/45	100	97
	Verizon Communications Inc.	1.500%	9/18/30	285	237
[8]	Verizon Communications Inc.	4.250%	10/31/30	900	1,031
	Verizon Communications Inc.	4.400%	11/1/34	140	131
	Verizon Communications Inc.	5.250%	3/16/37	170	168
[9]	Verizon Communications Inc.	1.875%	11/3/38	200	165
	Verizon Communications Inc.	4.812%	3/15/39	110	103
	Verizon Communications Inc.	2.650%	11/20/40	75	52
	Verizon Communications Inc.	3.850%	11/1/42	30	24
	Verizon Communications Inc.	3.875%	3/1/52	130	100
	Verizon Communications Inc.	2.987%	10/30/56	990	613
	Verizon Communications Inc.	3.000%	11/20/60	50	30
	Verizon Communications Inc.	3.700%	3/22/61	85	60
[5]	Viper Energy Inc.	7.375%	11/1/31	5	5
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	65	60
	Virginia Electric & Power Co.	5.300%	8/15/33	56	57
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	150	124
	Virginia Electric & Power Co.	5.450%	4/1/53	100	99
	Virginia Electric & Power Co.	5.350%	1/15/54	350	342
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	22	22
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	8	7
[5]	Vistra Operations Co. LLC	7.750%	10/15/31	3	3
[5]	Vital Energy Inc.	7.750%	7/31/29	5	5
[5]	Vital Energy Inc.	7.875%	4/15/32	9	9
	VMware LLC	1.800%	8/15/28	400	358
	VMware LLC	4.700%	5/15/30	130	128
	VMware LLC	2.200%	8/15/31	220	183
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	5	5
	Walt Disney Co.	6.650%	11/15/37	70	79
	Walt Disney Co.	3.500%	5/13/40	125	101
	Walt Disney Co.	2.750%	9/1/49	45	29
	Walt Disney Co.	3.600%	1/13/51	45	34
	Warnermedia Holdings Inc.	5.050%	3/15/42	674	539
[10]	Waste Management Inc.	5.350%	10/15/54	300	300
[5]	Wayfair LLC	7.250%	10/31/29	3	3
[4]	Wells Fargo & Co.	2.393%	6/2/28	340	320
[4]	Wells Fargo & Co.	3.350%	3/2/33	400	356
	Wells Fargo & Co.	5.389%	4/24/34	250	252
[4]	Wells Fargo & Co.	3.068%	4/30/41	320	240
	Wells Fargo & Co.	5.375%	11/2/43	90	86
[4]	Wells Fargo & Co.	4.400%	6/14/46	60	50
[4]	Wells Fargo & Co.	5.013%	4/4/51	80	75
[4]	Wells Fargo & Co.	4.611%	4/25/53	50	44
[4]	Wells Fargo Bank NA	6.600%	1/15/38	100	111
[5]	WESCO Distribution Inc.	6.375%	3/15/29	10	10
[5]	WESCO Distribution Inc.	6.625%	3/15/32	5	5
	Western Midstream Operating LP	4.500%	3/1/28	49	48

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Midstream Operating LP	4.750%	8/15/28	104	102
	Weyerhaeuser Co.	4.000%	11/15/29	91	87
	Williams Cos. Inc.	5.300%	8/15/28	225	228
	Williams Cos. Inc.	4.800%	11/15/29	425	422
	Williams Cos. Inc.	4.650%	8/15/32	80	77
	Williams Cos. Inc.	5.150%	3/15/34	195	192
	Williams Cos. Inc.	6.300%	4/15/40	65	68
	Willis North America Inc.	2.950%	9/15/29	85	78
	Willis North America Inc.	3.875%	9/15/49	70	53
[5]	WMG Acquisition Corp.	3.750%	12/1/29	60	55
	Workday Inc.	3.700%	4/1/29	140	134
[5]	WR Grace Holdings LLC	5.625%	8/15/29	5	5
[5]	WR Grace Holdings LLC	7.375%	3/1/31	6	6
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	15	14
	Zoetis Inc.	4.700%	2/1/43	129	117
	Zoetis Inc.	3.950%	9/12/47	70	56
					245,862
Total Corporate Bonds (Cost $454,367)					451,512
Floating Rate Loan Interests (0.0%)
Ireland (0.0%)
[7]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	6.354%	11/6/28	45	44
United States (0.0%)
[7]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	9.629%	4/20/28	24	25
[7]	Bausch & Lomb Inc. First Lien Initial Term Loan, TSFR1M + 3.250%	8.095%	5/10/27	5	5
[7]	Cotiviti Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	8.094%	5/1/31	3	3
[7]	Endo Finance Holdings Inc. First Lien Initial Term Loan, TSFR1M + 4.500%	9.245%	4/9/31	7	7
[7]	First Student Bidco Inc. First Lien Incremental Term Loan B, TSFR3M + 3.000%	7.704%	7/21/28	20	20
[7]	Frontier Communications Holdings LLC First Lien Term Loan, TSFR6M + 3.500%	8.763%	7/1/31	2	2
[7]	Hub International Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	7.367%	6/20/30	2	2
[7]	McAfee Corp. First Lien Tranche B-1 Term Loan, TSFR1M + 3.250%	8.100%	3/1/29	10	10
[7]	Medline Borrower LP First Lien Initial Term Loan, TSFR1M + 2.750%	7.595%	10/23/28	14	14
					88
Total Floating Rate Loan Interests (Cost $131)					132
Sovereign Bonds (17.2%)
Azerbaijan (0.1%)
[4,11]	Southern Gas Corridor CJSC	6.875%	3/24/26	475	483
Belgium (0.2%)
[5]	Kingdom of Belgium	4.875%	6/10/55	1,286	1,263
Bermuda (0.1%)
[4]	Bermuda	5.000%	7/15/32	500	491
Canada (0.4%)
[12]	Canadian Government Bond	3.500%	12/1/45	536	397
[12]	Canadian Government Bond	2.750%	12/1/48	474	309
[12]	Canadian Government Bond	1.750%	12/1/53	573	294
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	782
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	339
					2,121
Chile (0.2%)
[4,5]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	620	627
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	570	565
					1,192
Colombia (0.6%)
[4]	Republic of Colombia	3.000%	1/30/30	1,570	1,307
[4,10]	Republic of Colombia	7.750%	11/7/36	2,426	2,387
					3,694
Cyprus (0.2%)
[4,8]	Republic of Cyprus	3.250%	6/27/31	1,182	1,313
Dominican Republic (0.1%)
[4]	Dominican Republic	6.875%	1/29/26	400	405

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
France (1.2%)
	Agence Francaise de Developpement EPIC	4.000%	6/15/27	5,600	5,550
[4,5]	Electricite de France SA	5.700%	5/23/28	315	323
[4,5]	Electricite de France SA	6.250%	5/23/33	240	254
[4,8]	Societe Des Grands Projets EPIC	0.700%	10/15/60	500	214
[8]	Ville de Paris	3.750%	6/22/48	800	874
					7,215
Georgia (0.1%)
[4]	Republic of Georgia	2.750%	4/22/26	500	468
Germany (1.1%)
[8]	Federal Republic of Germany	2.600%	5/15/41	3,000	3,254
[8]	Federal Republic of Germany	3.250%	7/4/42	250	296
[8]	Federal Republic of Germany	1.250%	8/15/48	750	625
[8]	Federal Republic of Germany	1.800%	8/15/53	378	346
[8]	Free and Hanseatic City of Hamburg	2.375%	10/2/29	2,104	2,276
					6,797
Greece (0.6%)
[5,8]	Hellenic Republic	3.375%	6/15/34	2,614	2,860
[8]	Hellenic Republic	4.200%	1/30/42	213	244
[5,8]	Hellenic Republic	4.125%	6/15/54	459	507
					3,611
Hungary (0.1%)
[4]	Republic of Hungary	5.500%	3/26/36	800	770
Iceland (0.2%)
[8]	Republic of Iceland	3.500%	3/21/34	1,240	1,400
Indonesia (0.1%)
[4,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	340
[8]	Republic of Indonesia	1.450%	9/18/26	545	571
					911
Israel (0.1%)
[4]	State of Israel	5.500%	3/12/34	200	195
[4]	State of Israel	5.750%	3/12/54	520	475
					670
Italy (1.2%)
[4,5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	2,944	3,017
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	2,059	2,109
[4,5,8]	Republic of Italy	4.050%	10/30/37	1,289	1,445
[4,5,8]	Republic of Italy	4.300%	10/1/54	393	434
					7,005
Ivory Coast (0.5%)
[4,5]	Ivory Coast Government Bond	8.250%	1/30/37	3,000	2,986
Japan (0.2%)
[4,13]	Japan	1.200%	6/20/53	112,450	588
[4,13]	Japan	2.200%	6/20/54	112,450	741
					1,329
Latvia (0.1%)
[4,5]	Republic of Latvia	5.125%	7/30/34	565	561
Lithuania (0.1%)
[8]	Republic of Lithuania	3.500%	7/3/31	528	588
Mexico (1.0%)
	Comision Federal de Electricidad	5.000%	9/29/36	199	179
	Petroleos Mexicanos	4.500%	1/23/26	170	166
	Petroleos Mexicanos	6.875%	8/4/26	560	559
	Petroleos Mexicanos	6.500%	3/13/27	1,910	1,875
	Petroleos Mexicanos	6.375%	1/23/45	781	547
[4]	United Mexican States	4.750%	4/27/32	1,204	1,120
[4]	United Mexican States	6.350%	2/9/35	1,600	1,607
					6,053
Morocco (0.1%)
[4]	Kingdom of Morocco	2.375%	12/15/27	500	457

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oman (0.4%)
[4]	Oman Government Bond	4.750%	6/15/26	405	401
[4]	Oman Government Bond	6.750%	10/28/27	1,990	2,067
					2,468
Panama (0.0%)
[4]	Republic of Panama	4.300%	4/29/53	250	159
Peru (0.5%)
[4]	Petroleos del Peru SA	4.750%	6/19/32	280	213
[4]	Petroleos del Peru SA	5.625%	6/19/47	250	163
[4]	Republic of Peru	2.783%	1/23/31	2,075	1,800
[4]	Republic of Peru	5.875%	8/8/54	1,120	1,110
					3,286
Poland (0.2%)
[4,5,14]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	995	1,004
Romania (0.6%)
[4,8]	Republic of Romania	5.500%	9/18/28	2,000	2,268
[5,8]	Republic of Romania	5.375%	3/22/31	1,130	1,245
					3,513
Saudi Arabia (0.4%)
[4,5]	Kingdom of Saudi Arabia	5.750%	1/16/54	2,627	2,543
South Korea (0.2%)
[4]	Korea Electric Power Corp.	5.375%	4/6/26	930	937
Supranational (5.2%)
[4]	Asian Development Bank	3.625%	8/28/29	4,064	3,963
[4,5]	Central American Bank for Economic Integration	5.000%	1/25/27	1,340	1,347
	Corp. Andina de Fomento	4.125%	1/7/28	1,259	1,245
	Corp. Andina de Fomento	5.000%	1/24/29	1,560	1,581
[1,3]	European Investment Bank	3.750%	11/15/29	5,919	5,797
[4,8]	European Investment Bank	3.000%	7/15/33	1,056	1,169
[4,8]	European Investment Bank	2.625%	9/4/34	2,215	2,362
[4,8]	European Union	2.750%	10/5/26	7,655	8,363
[4,8]	European Union	2.625%	2/4/48	2,508	2,437
[4,8]	European Union	0.300%	11/4/50	1,484	822
[4,8]	European Union	0.700%	7/6/51	1,000	603
[4,8]	European Union	3.000%	3/4/53	315	320
[4,8]	European Union	3.375%	10/5/54	1,250	1,353
					31,362
United Kingdom (0.8%)
[9]	United Kingdom	1.625%	10/22/28	662	778
[9]	United Kingdom	0.500%	1/31/29	600	666
[9]	United Kingdom	4.125%	7/22/29	965	1,238
[9]	United Kingdom	0.375%	10/22/30	615	638
[9]	United Kingdom	4.500%	12/7/42	570	714
[9]	United Kingdom	1.500%	7/22/47	295	209
[9]	United Kingdom	3.750%	10/22/53	355	382
[9]	United Kingdom	3.500%	7/22/68	90	91
					4,716
Uzbekistan (0.3%)
[4]	Republic of Uzbekistan International Bond	7.850%	10/12/28	213	222
[4]	Republic of Uzbekistan International Bond	5.375%	2/20/29	1,787	1,697
					1,919
Total Sovereign Bonds (Cost $103,630)					103,690
				Shares
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[15]	Vanguard Market Liquidity Fund (Cost $14,076)	4.834%		140,777	14,076

Global Credit Bond Fund
	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value• ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Put Options
USD	HSBC	11/22/24	EUR 1.081	2,025	13
			Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	11/20/24	0.58%	12,790	8
Total Options Purchased (Cost $23)					21
Total Investments (97.2%) (Cost $589,101)					586,083
Other Assets and Liabilities—Net (2.8%)					16,986
Net Assets (100%)					603,069
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,517,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $1,075,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $108,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $65,171,000, representing 10.8% of net assets.
6	Face amount denominated in Australian dollars.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in Canadian dollars.
13	Face amount denominated in Japanese yen.
14	Guaranteed by the Republic of Poland.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EUR—Euro.
HSBC—HSBC Bank USA, N.A.
JPMC—JPMorgan Chase Bank, N.A.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
USD—U.S. dollar.

Global Credit Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.928% Annually (Premiums Received $71)	BNPSW	1/30/25	3.93%	23,700	(88)
BNPSW—BNP Paribas.
SOFR—Secured Overnight Financing Rate.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	106	21,830	(156)
5-Year Government of Canada Bond	December 2024	93	7,600	(56)
10-Year Government of Canada Bond	December 2024	49	4,293	(59)
10-Year U.S. Treasury Note	December 2024	149	16,460	(341)
AUD 5-Year Treasury Bond	December 2024	5	297	(8)
Euro-Bobl	December 2024	128	16,450	(83)
Euro-Bund	December 2024	4	573	—
Long U.S. Treasury Bond	December 2024	80	9,438	(407)
Ultra Long U.S. Treasury Bond	December 2024	33	4,146	(38)
				(1,148)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2024	(196)	(21,018)	223
10-Year Japanese Government Bond	December 2024	(6)	(5,694)	(4)
AUD 3-Year Treasury Bond	December 2024	(145)	(10,074)	155
AUD 10-Year Treasury Bond	December 2024	(66)	(4,858)	204
Euro-Buxl	December 2024	(27)	(3,887)	51
Euro-OAT	December 2024	(13)	(1,763)	11
Euro-Schatz	December 2024	(8)	(927)	4
Long Gilt	December 2024	(31)	(3,759)	59
Mini 10-Year Japanese Government Bond	December 2024	(23)	(2,180)	1
Ultra 10-Year U.S. Treasury Note	December 2024	(94)	(10,693)	200
				904
				(244)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	11/4/24	AUD	40,453	USD	26,591	31	—
Canadian Imperial Bank of Commerce	11/4/24	AUD	358	USD	242	—	(8)
Toronto-Dominion Bank	11/4/24	AUD	335	USD	224	—	(4)
HSBC Bank plc	11/4/24	AUD	92	USD	61	—	(1)
HSBC Bank plc	11/4/24	AUD	65	USD	43	—	—
Morgan Stanley Capital Services LLC	11/4/24	AUD	59	USD	40	—	(2)
State Street Bank & Trust Co.	11/1/24	CAD	1,600	USD	1,150	—	(1)
Toronto-Dominion Bank	11/1/24	CAD	93	USD	68	—	(1)
Standard Chartered Bank	11/1/24	CAD	88	USD	64	—	(1)

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	11/1/24	CAD	28	USD	20	—	—
Deutsche Bank AG	11/1/24	CAD	26	USD	19	—	—
Royal Bank of Canada	11/4/24	CHF	6	USD	7	—	—
JPMorgan Chase Bank, N.A.	12/3/24	CHF	6	USD	7	—	—
Royal Bank of Canada	11/4/24	EUR	151,196	USD	164,652	—	(189)
UBS AG	11/4/24	EUR	15,514	USD	16,776	99	—
UBS AG	11/4/24	EUR	2,609	USD	2,867	—	(30)
State Street Bank & Trust Co.	11/4/24	EUR	1,994	USD	2,194	—	(24)
Toronto-Dominion Bank	11/4/24	EUR	771	USD	854	—	(15)
HSBC Bank plc	11/26/24	EUR	460	USD	506	—	(5)
BNP Paribas	11/4/24	EUR	319	USD	352	—	(5)
Bank of America, N.A.	11/4/24	EUR	263	USD	292	—	(5)
State Street Bank & Trust Co.	12/3/24	EUR	207	USD	225	—	—
Bank of America, N.A.	11/4/24	GBP	25,338	USD	32,914	—	(241)
Standard Chartered Bank	11/4/24	GBP	1,740	USD	2,290	—	(46)
Toronto-Dominion Bank	11/4/24	GBP	1,440	USD	1,901	—	(45)
HSBC Bank plc	11/4/24	GBP	495	USD	643	—	(7)
Toronto-Dominion Bank	12/3/24	GBP	368	USD	479	—	(4)
Bank of America, N.A.	11/5/24	JPY	225,103	USD	1,472	9	—
Canadian Imperial Bank of Commerce	11/5/24	JPY	8,503	USD	58	—	(2)
Morgan Stanley Capital Services LLC	11/5/24	JPY	4,722	USD	33	—	(2)
JPMorgan Chase Bank, N.A.	11/5/24	JPY	3,227	USD	22	—	—
HSBC Bank plc	11/4/24	MXN	1,927	USD	98	—	(1)
Goldman Sachs Bank USA	12/3/24	MXN	1,927	USD	96	—	—
State Street Bank & Trust Co.	11/4/24	USD	26,844	AUD	38,753	1,341	—
State Street Bank & Trust Co.	12/3/24	USD	26,599	AUD	40,453	—	(31)
BNP Paribas	11/4/24	USD	1,059	AUD	1,582	18	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	624	AUD	947	—	—
Canadian Imperial Bank of Commerce	11/4/24	USD	33	AUD	49	1	—
Citibank, N.A.	11/4/24	USD	21	AUD	31	—	—
UBS AG	12/3/24	USD	21	AUD	32	—	—
State Street Bank & Trust Co.	12/2/24	USD	1,151	CAD	1,600	1	—
State Street Bank & Trust Co.	11/1/24	USD	1,012	CAD	1,367	30	—
UBS AG	11/1/24	USD	160	CAD	216	4	—
Toronto-Dominion Bank	11/1/24	USD	52	CAD	73	—	—
Canadian Imperial Bank of Commerce	11/1/24	USD	46	CAD	63	1	—
HSBC Bank plc	11/1/24	USD	38	CAD	52	—	—
JPMorgan Chase Bank, N.A.	11/1/24	USD	30	CAD	41	1	—
Standard Chartered Bank	12/2/24	USD	19	CAD	27	—	—
Deutsche Bank AG	11/1/24	USD	16	CAD	22	—	—
HSBC Bank plc	12/18/24	USD	539	CHF	450	15	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	7	CHF	6	—	—
State Street Bank & Trust Co.	11/4/24	USD	178,906	EUR	159,705	5,187	—
Royal Bank of Canada	12/3/24	USD	164,847	EUR	151,196	189	—
BNP Paribas	11/4/24	USD	2,941	EUR	2,719	—	(16)
State Street Bank & Trust Co.	11/4/24	USD	2,563	EUR	2,359	—	(3)
Toronto-Dominion Bank	11/4/24	USD	2,077	EUR	1,926	—	(18)
JPMorgan Chase Bank, N.A.	11/4/24	USD	2,013	EUR	1,802	53	—
UBS AG	11/4/24	USD	1,771	EUR	1,610	20	—
Morgan Stanley Capital Services LLC	12/18/24	USD	1,271	EUR	1,155	12	—
BNP Paribas	11/4/24	USD	1,146	EUR	1,027	29	—
Citibank, N.A.	11/4/24	USD	1,120	EUR	1,027	3	—
JPMorgan Chase Bank, N.A.	11/26/24	USD	506	EUR	460	5	—

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	11/4/24	USD	284	EUR	263	—	(2)
JPMorgan Chase Bank, N.A.	11/4/24	USD	247	EUR	228	—	(1)
Bank of America, N.A.	12/3/24	USD	32,913	GBP	25,338	241	—
State Street Bank & Trust Co.	11/4/24	USD	32,376	GBP	24,211	1,161	—
Barclays Bank plc	11/4/24	USD	3,817	GBP	2,941	24	—
UBS AG	11/4/24	USD	1,295	GBP	990	18	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	1,140	GBP	871	17	—
BNP Paribas	11/5/24	USD	1,670	JPY	237,473	107	—
Bank of America, N.A.	12/3/24	USD	1,478	JPY	225,103	—	(9)
Deutsche Bank AG	11/5/24	USD	28	JPY	4,081	1	—
Goldman Sachs Bank USA	11/4/24	USD	96	MXN	1,927	—	—
Bank of America, N.A.	12/18/24	GBP	285	SEK	3,810	9	—
						8,627	(719)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/20/29	USD	6,100	5.000	459	13
CDX-NA-IG-S43-V1	12/20/29	USD	9,842	1.000	221	3
iTraxx Europe-S42-V1	12/20/29	EUR	10,000	1.000	229	(1)
						15

Credit Protection Purchased
iTraxx Europe Crossover-S42-V1	12/20/29	EUR	5,750	(5.000)	(538)	(14)
						1
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Global Credit Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	3,500[2]	(1.000)	(99)	(53)	—	(46)
Republic of Peru	12/20/29	BANA	640	(1.000)	(6)	(4)	—	(2)
Standard Chartered plc	12/20/28	MSCS	400[2]	(1.000)	(10)	(2)	—	(8)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	600[2]	(1.000)	(11)	34	—	(45)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	600[2]	(1.000)	(11)	24	—	(35)
					(137)	(1)	—	(136)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $7,894,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/21/24	N/A	2,350[1]	4.950[2]	(4.274)[3]	28	28
9/11/25	N/A	17,000[4]	4.003[3]	(4.900)[5]	(60)	(60)
9/11/26	N/A	8,500[4]	4.900[5]	(3.464)[3]	94	94
7/26/27	N/A	6,500[4]	4.016[3]	(4.900)[5]	1	1
8/30/27	N/A	5,300[4]	4.900[5]	(3.476)[3]	71	71
5/21/28	5/21/27[6]	16,010[4]	3.772[7]	(0.000)[8]	14	14
2/28/29	12/2/24[6]	3,780[4]	3.273[3]	(0.000)[5]	(75)	(75)
7/5/29	N/A	2,390[4]	2.530[7]	(0.000)[9]	12	12
7/5/29	N/A	2,210[4]	2.523[7]	(0.000)[9]	10	10
7/5/29	N/A	2,200[4]	2.525[7]	(0.000)[9]	10	10
7/10/29	N/A	2,790[4]	2.491[7]	(0.000)[9]	8	8
7/10/29	N/A	2,450[4]	2.484[7]	(0.000)[9]	6	6
7/15/29	N/A	2,450[4]	2.420[7]	(0.000)[9]	(2)	(2)
7/18/29	N/A	2,450[4]	2.449[7]	(0.000)[9]	2	2
7/19/29	N/A	2,450[4]	2.437[7]	(0.000)[9]	—	—
7/26/29	N/A	4,000[4]	4.900[5]	(3.837)[3]	8	8
8/1/29	N/A	2,450[4]	2.394[7]	(0.000)[9]	(6)	(6)
8/5/29	N/A	2,443[4]	2.363[7]	(0.000)[9]	(10)	(10)
3/11/34	N/A	870[10]	3.326[3]	(3.155)[11]	82	82
5/21/34	5/21/29[6]	3,735[4]	0.000[5]	(3.877)[3]	(18)	(18)
2/15/40	12/2/24[6]	1,975[4]	3.400[3]	(0.000)[5]	(94)	(94)
7/5/54	N/A	530[4]	0.000[9]	(2.522)[7]	(9)	(9)
7/5/54	N/A	480[4]	0.000[9]	(2.519)[7]	(8)	(8)
7/5/54	N/A	480[4]	0.000[9]	(2.524)[7]	(8)	(8)
7/10/54	N/A	600[4]	0.000[9]	(2.510)[7]	(9)	(9)
7/10/54	N/A	530[4]	0.000[9]	(2.499)[7]	(6)	(6)
7/15/54	N/A	525[4]	0.000[9]	(2.469)[7]	(3)	(3)
7/18/54	N/A	525[4]	0.000[9]	(2.501)[7]	(7)	(7)
7/19/54	N/A	525[4]	0.000[9]	(2.482)[7]	(4)	(4)

Global Credit Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/1/54	N/A	530[4]	0.000[9]	(2.454)[7]	(1)	(1)
8/5/54	N/A	525[4]	0.000[9]	(2.411)[7]	4	4
					30	30
1 Notional amount denominated in British pound.
2 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Notional amount denominated in U.S. dollar.
5 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Interest payment received/paid at maturity.
8 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
9 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
10 Notional amount denominated in euro.
11 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $575,025)	572,007
Affiliated Issuers (Cost $14,076)	14,076
Total Investments in Securities	586,083
Investment in Vanguard	16
Cash	43
Foreign Currency, at Value (Cost $877)	876
Receivables for Investment Securities Sold	8,947
Receivables for Accrued Income	7,578
Receivables for Capital Shares Issued	802
Swap Premiums Paid	58
Variation Margin Receivable—Futures Contracts	30
Unrealized Appreciation—Forward Currency Contracts	8,627
Total Assets	613,060
Liabilities
Due to Broker	343
Payables for Investment Securities Purchased	8,037
Payables for Capital Shares Redeemed	494
Payables to Vanguard	68
Options Written, at Value (Premiums Received $71)	88
Swap Premiums Received	59
Variation Margin Payable—Centrally Cleared Swap Contracts	47
Unrealized Depreciation—Forward Currency Contracts	719
Unrealized Depreciation—Over-the-Counter Swap Contracts	136
Total Liabilities	9,991
Net Assets	603,069
At October 31, 2024, net assets consisted of:

Paid-in Capital	625,337
Total Distributable Earnings (Loss)	(22,268)
Net Assets	603,069

Investor Shares—Net Assets
Applicable to 4,749,026 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,559
Net Asset Value Per Share—Investor Shares	$9.59

Admiral™ Shares—Net Assets
Applicable to 29,056,602 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	557,510
Net Asset Value Per Share—Admiral Shares	$19.19
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Interest[1]	23,054
Total Income	23,054
Expenses
The Vanguard Group—Note B
Investment Advisory Services	90
Management and Administrative—Investor Shares	121
Management and Administrative—Admiral Shares	861
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	23
Custodian Fees	57
Auditing Fees	50
Shareholders’ Reports and Proxy Fees—Investor Shares	12
Shareholders’ Reports and Proxy Fees—Admiral Shares	16
Trustees’ Fees and Expenses	—
Other Expenses	25
Total Expenses	1,258
Net Investment Income	21,796
Realized Net Gain (Loss)
Investment Securities Sold[1]	4,268
Futures Contracts	949
Options Purchased	(40)
Swap Contracts	553
Forward Currency Contracts	(8,540)
Foreign Currencies	32
Realized Net Gain (Loss)	(2,778)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	24,329
Futures Contracts	(243)
Options Purchased	(2)
Options Written	(17)
Swap Contracts	(150)
Forward Currency Contracts	7,318
Foreign Currencies	9
Change in Unrealized Appreciation (Depreciation)	31,244
Net Increase (Decrease) in Net Assets Resulting from Operations	50,262
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $400,000, $2,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,796	12,044
Realized Net Gain (Loss)	(2,778)	(17,600)
Change in Unrealized Appreciation (Depreciation)	31,244	14,595
Net Increase (Decrease) in Net Assets Resulting from Operations	50,262	9,039
Distributions
Investor Shares	(1,956)	(1,525)
Admiral Shares	(20,367)	(10,405)
Total Distributions	(22,323)	(11,930)
Capital Share Transactions
Investor Shares	4,888	1,882
Admiral Shares	260,002	47,351
Net Increase (Decrease) from Capital Share Transactions	264,890	49,233
Total Increase (Decrease)	292,829	46,342
Net Assets
Beginning of Period	310,240	263,898
End of Period	603,069	310,240
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.89	$8.93	$11.02	$11.26	$11.09
Investment Operations
Net Investment Income[1]	.417	.370	.214	.176	.231
Net Realized and Unrealized Gain (Loss) on Investments	.707	(.044)	(1.956)	.059	.619
Total from Investment Operations	1.124	.326	(1.742)	.235	.850
Distributions
Dividends from Net Investment Income	(.424)	(.366)	(.182)	(.217)	(.338)
Distributions from Realized Capital Gains	—	—	(.166)	(.258)	(.342)
Total Distributions	(.424)	(.366)	(.348)	(.475)	(.680)
Net Asset Value, End of Period	$9.59	$8.89	$8.93	$11.02	$11.26
Total Return[2]	12.76%	3.58%	-16.15%	2.07%	8.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46	$38	$36	$46	$41
Ratio of Total Expenses to Average Net Assets	0.35%	0.35%[3]	0.35%[3]	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	4.40%	4.00%	2.14%	1.59%	2.11%
Portfolio Turnover Rate	157%	178%[4]	124%	128%[4]	264%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
4	Includes 12% and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.79	$17.87	$22.04	$22.52	$22.19
Investment Operations
Net Investment Income[1]	.855	.760	.449	.375	.485
Net Realized and Unrealized Gain (Loss) on Investments	1.413	(.089)	(3.901)	.117	1.228
Total from Investment Operations	2.268	.671	(3.452)	.492	1.713
Distributions
Dividends from Net Investment Income	(.868)	(.751)	(.385)	(.456)	(.699)
Distributions from Realized Capital Gains	—	—	(.333)	(.516)	(.684)
Total Distributions	(.868)	(.751)	(.718)	(.972)	(1.383)
Net Asset Value, End of Period	$19.19	$17.79	$17.87	$22.04	$22.52
Total Return[2]	12.88%	3.69%	-16.02%	2.18%	8.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$558	$273	$228	$233	$221
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%[3]	0.25%[3]	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	4.50%	4.12%	2.26%	1.69%	2.21%
Portfolio Turnover Rate	157%	178%[4]	124%	128%[4]	264%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	Includes 12% and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Global Credit Bond Fund
Notes to Financial Statements
Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on

Global Credit Bond Fund
foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended October 31, 2024, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at October 31, 2024.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended October 31, 2024, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 12% and 9% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts,

Global Credit Bond Fund
determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2024, the fund’s average investment in forward currency contracts represented 125% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended October 31, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 5% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 10% of net assets, based on the average of notional amounts at each quarter-end during the period.

Global Credit Bond Fund
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
				Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Collateral Pledged[2] ($000)	Collateral Received[2] ($000)	Net Exposure[3] (Not Less Than $0) ($000)
Derivatives Subject to Offsettings Arrangements, by Counterparty
Bank of America, N.A.	259	(257)	2	—	—	2
Barclays Bank plc	24	(45)	(21)	27	—	—
BNP Paribas	154	(109)	45	—	190	—
Canadian Imperial Bank of Commerce	2	(10)	(8)	—	—	—
Citibank, N.A.	3	—	3	—	—	3
Deutsche Bank AG	1	—	1	—	—	1
HSBC Bank plc	15	(14)	1	—	—	1
HSBC Bank USA, N.A.	13	—	13	—	—	13
JPMorgan Chase Bank, N.A.	84	(82)	2	—	—	2
Morgan Stanley Capital Services LLC	12	(14)	(2)	29	—	—
Royal Bank of Canada	189	(189)	—	—	—	—
Standard Chartered Bank	—	(47)	(47)	—	—	—
State Street Bank & Trust Co.	7,751	(59)	7,692	—	7,704	—
Toronto-Dominion Bank	—	(87)	(87)	52	—	—
UBS AG	141	(30)	111	—	—	111
Centrally Cleared Swap Contracts	—	(47)	(47)	1,075	—	—
Exchange-Traded Futures Contracts	30	—	30	1,517	—	—
Total	8,678	(990)	7,688	2,700	7,894	133
1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund's security holdings in the Schedule of Investments.
3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain

Global Credit Bond Fund
callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $16,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Global Credit Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,509	—	16,509
Asset-Backed/Commercial Mortgage-Backed Securities	—	143	—	143
Corporate Bonds	—	451,512	—	451,512
Floating Rate Loan Interests	—	132	—	132
Sovereign Bonds	—	103,690	—	103,690
Temporary Cash Investments	14,076	—	—	14,076
Options Purchased	—	21	—	21
Total	14,076	572,007	—	586,083

Derivative Financial Instruments
Assets
Futures Contracts[1]	908	—	—	908
Forward Currency Contracts	—	8,627	—	8,627
Swap Contracts	366[1]	—	—	366
Total	1,274	8,627	—	9,901
Liabilities
Options Written	—	(88)	—	(88)
Futures Contracts[1]	(1,152)	—	—	(1,152)
Forward Currency Contracts	—	(719)	—	(719)
Swap Contracts	(335)[1]	(136)	—	(471)
Total	(1,487)	(943)	—	(2,430)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At October 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	—	13	8	21
Swap Premiums Paid	—	—	58	58
Unrealized Appreciation—Futures Contracts[1]	908	—	—	908
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	350	—	16	366
Unrealized Appreciation—Forward Currency Contracts	—	8,627	—	8,627
Total Assets	1,258	8,640	82	9,980

Options Written, at Value	(88)	—	—	(88)
Swap Premiums Received	—	—	(59)	(59)
Unrealized Depreciation—Futures Contracts[1]	(1,152)	—	—	(1,152)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(320)	—	(15)	(335)
Unrealized Depreciation—Forward Currency Contracts	—	(719)	—	(719)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(136)	(136)
Total Liabilities	(1,560)	(719)	(210)	(2,489)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Global Credit Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	949	—	—	949
Options Purchased	(25)	(7)	(8)	(40)
Swap Contracts	175	—	378	553
Forward Currency Contracts	—	(8,540)	—	(8,540)
Realized Net Gain (Loss) on Derivatives	1,099	(8,547)	370	(7,078)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(243)	—	—	(243)
Options Purchased	—	4	(6)	(2)
Options Written	(17)	—	—	(17)
Swap Contracts	(44)	—	(106)	(150)
Forward Currency Contracts	—	7,318	—	7,318
Change in Unrealized Appreciation (Depreciation) on Derivatives	(304)	7,322	(112)	6,906
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and swap agreements were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of gain or loss from foreign currency hedges; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,082
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(2,943)
Capital Loss Carryforwards	(24,407)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(22,268)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	22,323	11,930
Long-Term Capital Gains	—	—
Total	22,323	11,930
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	588,956
Gross Unrealized Appreciation	8,218
Gross Unrealized Depreciation	(11,161)
Net Unrealized Appreciation (Depreciation)	(2,943)

Global Credit Bond Fund
F.  During the year ended October 31, 2024, the fund purchased $853,929,000 of investment securities and sold $597,854,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $136,683,000 and $141,927,000, respectively.
G.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	19,489	2,066	12,449	1,345
Issued in Lieu of Cash Distributions	1,587	167	1,281	140
Redeemed	(16,188)	(1,715)	(11,848)	(1,283)
Net Increase (Decrease)—Investor Shares	4,888	518	1,882	202
Admiral Shares
Issued	322,335	17,025	115,437	6,260
Issued in Lieu of Cash Distributions	15,636	822	7,143	389
Redeemed	(77,969)	(4,116)	(75,229)	(4,078)
Net Increase (Decrease)—Admiral Shares	260,002	13,731	47,351	2,571
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Global Credit Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Credit Bond Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates for the fiscal year $741,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Q20250 122024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

VANGUARD CHARLOTTE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.